THE GROWTH FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Automobiles* – 3.0%
6,335	Tesla, Inc.	$ 5,934,121

Beverages – 1.1%
13,280	PepsiCo., Inc.	2,304,346

Biotechnology – 1.2%
10,255	Amgen, Inc.	2,329,321

Capital Markets – 1.9%
18,557	Raymond James Financial, Inc.	1,964,630
11,970	T. Rowe Price Group, Inc.	1,848,527

		3,813,157

Chemicals – 2.7%
19,130	RPM International, Inc.	1,695,109
12,195	The Scotts Miracle-Gro Co.	1,843,884
6,550	The Sherwin-Williams Co.	1,876,641

		5,415,634

Commercial Services & Supplies – 2.8%
13,055	Copart, Inc.*	1,687,359
57,955	Rollins, Inc.	1,787,911
13,570	Waste Management, Inc.	2,041,471

		5,516,741

Computers & Peripherals – 12.6%
144,310	Apple, Inc.	25,222,502

Containers & Packaging – 1.0%
20,670	Ball Corp.	2,007,057

Electrical Equipment – 0.9%
6,540	Rockwell Automation, Inc.	1,891,499

Electronic Equipment & Instruments – 2.9%
27,315	Amphenol Corp. Class A	2,174,001
10,160	CDW Corp.	1,920,748
25,170	Cognex Corp.	1,672,798

		5,767,547

Entertainment* – 1.7%
3,860	Netflix, Inc.	1,648,760
11,050	Take-Two Interactive Software, Inc.	1,804,907

		3,453,667

Equity Real Estate Investment Trusts (REITs) – 2.0%
22,725	Equity LifeStyle Properties, Inc.	1,779,140
6,285	Public Storage	2,253,361

		4,032,501

Health Care Equipment & Supplies – 2.2%
16,770	Abbott Laboratories	2,137,504
9,075	Stryker Corp.	2,251,054

		4,388,558

Health Care Providers & Services – 1.1%
4,630	UnitedHealth Group, Inc.	2,187,999

Hotels, Restaurants & Leisure – 2.1%
8,595	McDonald’s Corp.	2,229,973
20,090	Starbucks Corp.	1,975,249

		4,205,222

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 8.9%
4,580	Alphabet, Inc. Class A	$ 12,393,800
17,530	Meta Platforms, Inc. Class A	5,491,448

		17,885,248

Internet & Catalog Retail – 7.0%
3,965	Amazon.com, Inc.*	11,861,178
35,640	eBay, Inc.	2,140,895

		14,002,073

IT Services – 6.5%
10,600	Broadridge Financial Solutions, Inc.	1,687,732
21,775	Fiserv, Inc.*	2,301,617
8,820	FleetCor Technologies, Inc.*	2,101,453
11,560	Jack Henry & Associates, Inc.	1,939,884
6,465	Mastercard, Inc. Class A	2,497,947
10,645	Visa, Inc. Class A	2,407,580

		12,936,213

Life Sciences Tools & Services – 3.1%
15,135	Agilent Technologies, Inc.	2,108,608
1,455	Mettler-Toledo International, Inc.*	2,142,750
3,450	Thermo Fisher Scientific, Inc.	2,005,485

		6,256,843

Machinery – 1.1%
9,300	Illinois Tool Works, Inc.	2,175,456

Media* – 1.1%
3,610	Charter Communications, Inc. Class A	2,141,957

Multiline Retail – 1.1%
10,115	Dollar General Corp.	2,108,775

Personal Products – 1.0%
6,290	The Estee Lauder Cos., Inc. Class A	1,961,159

Pharmaceuticals – 1.0%
9,800	Zoetis, Inc.	1,957,942

Road & Rail – 1.1%
9,190	Union Pacific Corp.	2,247,415

Semiconductors & Semiconductor Equipment – 4.3%
20,830	NVIDIA Corp.	5,100,434
9,610	Skyworks Solutions, Inc.	1,408,057
12,125	Texas Instruments, Inc.	2,176,316

		8,684,807

Software – 14.5%
4,790	ANSYS, Inc.*	1,628,648
12,705	Cadence Design Systems, Inc.*	1,932,938
68,000	Microsoft Corp.	21,146,640
4,355	Palo Alto Networks, Inc.*	2,253,277
8,380	Workday, Inc.*	2,120,224

		29,081,727

Specialty Retail – 2.3%
15,695	Floor & Decor Holdings, Inc. Class A*	1,706,360
7,680	The Home Depot, Inc.	2,818,407

		4,524,767

Technology Hardware, Storage & Peripherals – 1.0%
21,655	NetApp, Inc.	1,873,374

Textiles, Apparel & Luxury Goods – 1.9%
14,025	Nike, Inc. Class B	2,076,682

THE GROWTH FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
26,375	VF Corp.	$ 1,719,914

		3,796,596

TOTAL COMMON STOCKS (Cost $103,045,446)		$190,104,224

Exchange Traded Fund – 3.0%
21,210	iShares Russell 1000 Growth ETF
(Cost $6,065,013)		$ 5,918,863

Shares	Dividend Rate	Value

Investment Company – 2.1%
State Street Institutional US Government Money Market Fund - Premier Class
4,102,382	0.026%	$ 4,102,382
(Cost $4,102,382)

TOTAL INVESTMENTS – 100.2% (Cost $113,212,841)		$200,125,469

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(311,126)

NET ASSETS – 100.0%		$199,814,343

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE VALUE FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Aerospace & Defense – 2.0%
32,000	General Dynamics Corp.	$ 6,787,200

Air Freight & Logistics – 1.9%
32,000	United Parcel Service, Inc. Class B	6,470,720

Banks – 8.3%
73,500	JPMorgan Chase & Co.	10,922,100
142,000	Truist Financial Corp.	8,920,440
146,500	U.S. Bancorp.	8,524,835

		28,367,375

Beverages – 2.0%
39,000	PepsiCo., Inc.	6,767,280

Biotechnology – 2.0%
30,000	Amgen, Inc.	6,814,200

Capital Markets – 7.9%
29,000	CME Group, Inc.	6,655,500
83,500	Morgan Stanley	8,562,090
57,000	Northern Trust Corp.	6,648,480
34,000	T. Rowe Price Group, Inc.	5,250,620

		27,116,690

Chemicals – 2.0%
56,500	Eastman Chemical Co.	6,719,545

Communications Equipment – 1.8%
111,000	Cisco Systems, Inc.	6,179,370

Containers & Packaging – 3.9%
144,000	International Paper Co.	6,948,000
112,500	Sonoco Products Co.	6,372,000

		13,320,000

Distributors – 1.9%
50,000	Genuine Parts Co.	6,661,500

Diversified Telecommunication Services – 2.0%
132,000	Verizon Communications, Inc.	7,026,360

Electric Utilities – 2.9%
96,000	Duke Energy Corp.	10,085,760

Electrical Equipment – 3.7%
39,500	Eaton Corp. PLC	6,257,985
71,500	Emerson Electric Co.	6,574,425

		12,832,410

Equity Real Estate Investment Trusts (REITs) – 3.8%
18,500	Public Storage	6,632,805
83,500	WP Carey, Inc.	6,479,600

		13,112,405

Food Products – 2.2%
102,000	Archer-Daniels-Midland Co.	7,650,000

Health Care Equipment & Supplies – 1.9%
63,000	Medtronic PLC	6,519,870

Health Care Providers & Services – 4.1%
135,000	Cardinal Health, Inc.	6,961,950
66,000	CVS Health Corp.	7,029,660

		13,991,610

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.9%
25,000	McDonald’s Corp.	$ 6,486,250

Household Products – 2.0%
42,000	The Procter & Gamble Co.	6,738,900

Industrial Conglomerates – 1.8%
37,500	3M Co.	6,225,750

Insurance – 4.6%
136,500	MetLife, Inc.	9,153,690
92,000	Principal Financial Group, Inc.	6,721,520

		15,875,210

IT Services – 3.9%
54,000	International Business Machines Corp.	7,212,780
53,000	Paychex, Inc.	6,241,280

		13,454,060

Machinery – 3.8%
33,000	Caterpillar, Inc.	6,651,480
27,000	Illinois Tool Works, Inc.	6,315,840

		12,967,320

Media – 1.9%
183,000	The Interpublic Group of Cos., Inc.	6,503,820

Multi-Utilities – 3.0%
127,500	Dominion Energy, Inc.	10,284,150

Oil, Gas & Consumable Fuels – 7.5%
144,000	Chevron Corp.	18,911,520
112,000	ONEOK, Inc.	6,796,160

		25,707,680

Pharmaceuticals – 7.2%
48,500	Johnson & Johnson	8,356,065
110,500	Merck & Co., Inc.	9,003,540
141,000	Pfizer, Inc.	7,429,290

		24,788,895

Semiconductors & Semiconductor Equipment – 3.6%
131,000	Intel Corp.	6,395,420
34,000	Texas Instruments, Inc.	6,102,660

		12,498,080

Textiles, Apparel & Luxury Goods – 1.9%
395,000	Hanesbrands, Inc.	6,359,500

TOTAL COMMON STOCKS (Cost $256,662,694)		$334,311,910

Exchange Traded Fund – 1.7%
35,000	iShares Russell 1000 Value Index Fund
(Cost $5,785,843)		$ 5,738,250

THE VALUE FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund - Premier Class
2,389,441	0.025%	$ 2,389,441
(Cost $2,389,441)

TOTAL INVESTMENTS – 99.8% (Cost $264,837,978)		$342,439,601

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		622,158

NET ASSETS – 100.0%		$343,061,759

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

THE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 94.3%
Air Freight & Logistics – 1.3%
32,090	CH Robinson Worldwide, Inc.	$ 3,358,218

Capital Markets – 4.4%
6,870	FactSet Research Systems, Inc.	2,898,384
9,695	Morningstar, Inc.	2,786,440
5,485	MSCI, Inc.	2,940,618
17,125	T. Rowe Price Group, Inc.	2,644,614

		11,270,056

Chemicals – 3.8%
30,855	FMC Corp.	3,405,466
33,950	RPM International, Inc.	3,008,310
21,260	The Scotts Miracle-Gro Co.	3,214,512

		9,628,288

Commercial Services & Supplies – 2.4%
22,725	MSA Safety, Inc.	3,122,415
100,190	Rollins, Inc.	3,090,861

		6,213,276

Distributors – 1.1%
6,025	Pool Corp.	2,869,406

Electrical Equipment – 1.1%
9,605	Rockwell Automation, Inc.	2,777,958

Electronic Equipment & Instruments – 5.9%
39,300	Amphenol Corp. Class A	3,127,887
16,885	CDW Corp.	3,192,109
42,515	Cognex Corp.	2,825,547
19,500	IPG Photonics Corp.*	3,012,165
5,680	Zebra Technologies Corp. Class A*	2,891,802

		15,049,510

Entertainment* – 1.2%
18,190	Take-Two Interactive Software, Inc.	2,971,155

Equity Real Estate Investment Trusts (REITs) – 2.4%
38,875	Equity LifeStyle Properties, Inc.	3,043,524
15,130	Extra Space Storage, Inc.	2,998,614

		6,042,138

Food Products – 2.7%
53,355	Lamb Weston Holdings, Inc.	3,425,924
17,425	The Hershey Co.	3,433,945

		6,859,869

Health Care Equipment & Supplies – 4.5%
9,825	ABIOMED, Inc.*	2,906,923
5,765	Dexcom, Inc.*	2,481,717
46,510	Globus Medical, Inc. Class A*	3,103,612
10,150	Teleflex, Inc.	3,148,429

		11,640,681

Health Care Providers & Services – 3.6%
65,650	Cardinal Health, Inc.	3,385,570
6,405	Chemed Corp.	3,003,369
10,785	Laboratory Corp. of America Holdings*	2,926,618

		9,315,557

Health Care Technology* – 1.1%
12,390	Veeva Systems, Inc.	2,930,731

Hotels, Restaurants & Leisure – 2.2%
1,890	Chipotle Mexican Grill, Inc.*	2,807,746

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
6,155	Domino’s Pizza, Inc.	$ 2,798,371

		5,606,117

Household Products – 1.3%
33,170	Church & Dwight Co., Inc.	3,404,900

IT Services – 8.4%
18,645	Broadridge Financial Solutions, Inc.	2,968,657
5,025	EPAM Systems, Inc.*	2,392,604
14,840	FleetCor Technologies, Inc.*	3,535,778
10,320	Gartner, Inc.*	3,032,945
63,360	Genpact Ltd.	3,152,160
19,780	Jack Henry & Associates, Inc.	3,319,282
25,815	Paychex, Inc.	3,039,974

		21,441,400

Leisure Equipment & Products – 2.6%
34,550	Brunswick Corp.	3,136,794
31,230	Polaris, Inc.	3,516,186

		6,652,980

Life Sciences Tools & Services – 5.6%
21,200	Agilent Technologies, Inc.	2,953,584
6,805	Bio-Techne Corp.	2,561,470
12,150	IQVIA Holdings, Inc.*	2,975,535
2,075	Mettler-Toledo International, Inc.*	3,055,811
7,340	West Pharmaceutical Services, Inc.	2,886,235

		14,432,635

Machinery – 4.9%
56,905	Donaldson Co., Inc.	3,167,332
42,525	Graco, Inc.	3,085,614
13,010	Nordson Corp.	3,025,346
33,600	The Toro Co.	3,245,088

		12,523,380

Professional Services – 2.3%
39,670	Booz Allen Hamilton Holding Corp.	3,043,879
41,660	CoStar Group, Inc.*	2,922,866

		5,966,745

Road & Rail – 2.4%
16,740	JB Hunt Transport Services, Inc.	3,223,120
19,055	Landstar System, Inc.	3,048,800

		6,271,920

Semiconductors & Semiconductor Equipment – 4.7%
24,550	Entegris, Inc.	2,942,072
20,265	MKS Instruments, Inc.	3,147,762
6,720	Monolithic Power Systems, Inc.	2,707,690
21,385	Skyworks Solutions, Inc.	3,133,330

		11,930,854

Software – 13.8%
8,230	ANSYS, Inc.*	2,798,282
17,830	Cadence Design Systems, Inc.*	2,712,656
131,045	Dropbox, Inc. Class A*	3,243,364
9,620	Fortinet, Inc.*	2,859,449
21,470	Manhattan Associates, Inc.*	2,874,189
127,560	NortonLifeLock, Inc.	3,317,836
6,070	Palo Alto Networks, Inc.*	3,140,618
7,830	Paycom Software, Inc.*	2,625,399
30,210	Pegasystems, Inc.	2,997,436
27,035	PTC, Inc.*	3,143,089
9,090	Synopsys, Inc.*	2,822,445

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
6,285	Tyler Technologies, Inc.*	$ 2,977,833

		35,512,596

Specialty Retail – 4.8%
33,485	Best Buy Co., Inc.	3,324,391
17,495	Five Below, Inc.*	2,869,180
26,010	Floor & Decor Holdings, Inc. Class A*	2,827,807
14,635	Tractor Supply Co.	3,194,967

		12,216,345

Technology Hardware, Storage & Peripherals – 1.2%
36,310	NetApp, Inc.	3,141,178

Textiles, Apparel & Luxury Goods – 3.6%
35,205	Columbia Sportswear Co.	3,269,488
8,515	Lululemon Athletica, Inc.*	2,841,967
46,685	VF Corp.	3,044,329

		9,155,784

Trading Companies & Distributors* – 1.0%
14,850	SiteOne Landscape Supply, Inc.	2,674,782

TOTAL COMMON STOCKS (Cost $188,918,453)		$241,858,459

Exchange Traded Fund – 3.0%
77,400	iShares Russell Midcap Growth Index Fund
(Cost $8,855,949)		$ 7,764,768

Shares	Dividend Rate	Value

Investment Company – 2.6%
State Street Institutional US Government Money Market Fund - Premier Class
6,643,865	0.025%	$ 6,643,865
(Cost $6,643,865)

TOTAL INVESTMENTS – 99.9% (Cost $204,418,267)		$256,267,092

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		217,008

NET ASSETS – 100.0%		$256,484,100

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE BOND FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 47.0%
Aerospace/Defense(a) – 0.5%
Boeing Co.
$ 5,000,000	5.805%		05/01/50	$ 6,289,168

Auto Manufacturers – 2.6%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	4,053,740
BorgWarner, Inc.(a)
1,000,000	3.375		03/15/25	1,038,768
Daimler Finance North America LLC(b)
3,485,000	0.750		03/01/24	3,421,471
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	2,074,660
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,550,000
General Motors Co.(a)
3,450,000	6.600		04/01/36	4,418,722
General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,080,801
1,615,000	3.100		01/12/32	1,580,243
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	5,065,142
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,482,678

				30,766,225

Banks – 7.2%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,158,357
(3M USD LIBOR + 1.040%),
6,749,000	3.419	(a)(c)	12/20/28	7,006,712
Citigroup, Inc.
1,000,000	5.500		09/13/25	1,109,917
3,500,000	4.450		09/29/27	3,803,844
(SOFR + 1.379%),
2,000,000	2.904	(a)(c)	11/03/42	1,867,506
HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,295,012
JPMorgan Chase & Co.
2,520,000	5.600		07/15/41	3,308,357
(3M USD LIBOR + 1.000%),
150,000	1.267	(c)	04/26/23	150,011
(3M USD LIBOR + 1.160%),
1,650,000	3.702	(a)(c)	05/06/30	1,744,370
(3M USD LIBOR + 1.330%),
2,000,000	4.452	(a)(c)	12/05/29	2,199,137
(3M USD LIBOR + 3.470%),
2,222,000	3.769	(a)(c)	TBA-30yr	2,233,002
(SOFR + 0.885%),
1,500,000	0.935	(a)(c)	04/22/27	1,513,515
KeyBank NA
5,700,000	3.400		05/20/26	5,949,827
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,158,771
Morgan Stanley(a)(c) (SOFR + 1.200%)
2,900,000	2.511		10/20/32	2,797,490
Northern Trust Corp.(a)
5,438,000	3.150		05/03/29	5,718,322
PNC Bank NA
2,500,000	2.950	(a)	01/30/23	2,543,578
3,830,000	4.050		07/26/28	4,176,405

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The PNC Financial Services Group, Inc.(a)(c) (3M USD LIBOR + 3.678%)
$ 2,500,000	3.995%		TBA-30yr	$ 2,517,546
Truist Financial Corp.(a)
5,455,000	2.500		08/01/24	5,555,960
2,265,000	1.125		08/03/27	2,132,057
U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,147,754
UBS Group AG
(1 year CMT + 0.850%),
2,000,000	1.494	(a)(b)(c)	08/10/27	1,905,701
(3M USD LIBOR + 0.954%),
2,750,000	2.859	(a)(b)(c)	08/15/23	2,773,673
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,669,799
1,500,000	4.650		11/04/44	1,707,316
5,000,000	4.750		12/07/46	5,856,652
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,475,431

				86,476,022

Beverages(a) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439		10/06/48	6,707,040
PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,713,097

				9,420,137

Biotechnology(a) – 0.2%
Amgen, Inc.
3,175,000	2.770		09/01/53	2,740,654

Chemicals(a) – 0.3%
Linde, Inc.
2,000,000	3.200		01/30/26	2,091,518
The Sherwin-Williams Co.
1,075,000	2.200		03/15/32	1,026,166

				3,117,684

Commercial Services – 1.2%
Emory University(a)
2,000,000	1.566		09/01/25	1,991,473
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,288,585
Thomas Jefferson University(e)
1,375,000	2.368%		11/01/25	1,377,400
Northwestern University
1,000,000	4.643		12/01/44	1,245,407
The Corp. of Gonzaga University
3,500,000	4.158		04/01/46	3,769,475

				14,672,340

Computers(a)(b) – 0.2%
CGI, Inc.
2,500,000	2.300		09/14/31	2,343,763

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
$ 3,260,000	4.600%		06/15/45	$ 3,910,165

Diversified Financial Services – 3.6%
Aircastle Ltd.(a)
1,000,000	4.250		06/15/26	1,049,519
American Express Co.(a)
3,115,000	3.125		05/20/26	3,240,314
Aviation Capital Group LLC(a)(b)
5,500,000	1.950		09/20/26	5,239,579
Blackstone Secured Lending Fund(a)
4,200,000	3.625		01/15/26	4,303,697
Blackstone Private Credit Fund
1,500,000	4.000		01/15/29	1,481,117
Brookfield Finance, Inc.(a)
3,100,000	4.700		09/20/47	3,632,102
Capital One Bank USA NA(a)(c) (SOFR + 0.911%)
4,000,000	2.280		01/28/26	4,011,867
CDP Financial, Inc.(b)
1,000,000	3.150		07/24/24	1,042,410
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	5,154,524
Janus Henderson US Holdings, Inc.(a)
3,000,000	4.875		08/01/25	3,233,471
Legg Mason, Inc.
3,895,000	5.625		01/15/44	5,084,892
Owl Rock Capital Corp.(a)
2,000,000	3.400		07/15/26	1,989,753
The Charles Schwab Corp.(a)
1,225,000	2.750		10/01/29	1,241,278
2,500,000	1.950		12/01/31	2,368,365

				43,072,888

Electrical Equipment – 3.8%
Arizona Public Service Co.
2,150,000	6.875		08/01/36	2,946,336
Consumers Energy Co.(a)
3,290,000	3.950		07/15/47	3,672,073
Duke Energy Progress LLC(a)
2,000,000	2.800		05/15/22	2,003,854
Emerson Electric Co.
2,000,000	1.800	(a)	10/15/27	1,943,425
1,000,000	6.125		04/15/39	1,352,818
Entergy Louisiana LLC(a)
3,000,000	3.780		04/01/25	3,129,137
Gulf Power Co.(a)
1,250,000	4.550		10/01/44	1,360,193
Louisville Gas & Electric Co.(a)
1,850,000	4.650		11/15/43	2,167,946
National Grid USA
3,375,000	8.000		11/15/30	4,442,807
Ohio Power Co.
2,870,000	5.850		10/01/35	3,622,943
Pacific Gas and Electric Co.(a)
1,000,000	4.550		07/01/30	1,040,734

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Pacific Gas and Electric Co.(a) (continued)
$ 1,000,000	4.950%		07/01/50	$ 1,016,734
PacifiCorp
1,900,000	6.100		08/01/36	2,485,985
PPL Electric Utilities Corp.(a)
1,025,000	4.750		07/15/43	1,246,329
Public Service Enterprise Group, Inc.(a)
5,500,000	8.625		04/15/31	7,552,881
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,200,855
Wisconsin Power and Light Co.(a)
1,000,000	1.950		09/16/31	944,948
Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	3,023,050

				45,153,048

Gas(a) – 1.0%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,576,655
Boston Gas Co.(b)
2,900,000	3.001		08/01/29	2,906,884
National Fuel Gas Co.
3,000,000	2.950		03/01/31	2,920,722
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	5,008,363

				12,412,624

Healthcare-Products(a) – 0.4%
Baxter International, Inc.(b)
3,000,000	2.539		02/01/32	2,907,013
PerkinElmer, Inc.
2,410,000	3.300		09/15/29	2,484,641

				5,391,654

Healthcare-Services – 2.5%
Adventist Health System(a)
7,000,000	2.952		03/01/29	7,179,749
Ascension Health
3,000,000	2.532	(a)	11/15/29	3,027,639
1,500,000	3.945		11/15/46	1,735,441
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,173,390
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,368,195
Mayo Clinic
2,600,000	3.774		11/15/43	2,909,542
SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,069,652
4,990,000	3.823		06/01/27	5,392,230

				29,855,838

Insurance – 5.8%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	4,956,933
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,998,590
Assured Guaranty US Holdings, Inc.(a)
4,715,000	3.150		06/15/31	4,763,215

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
AXIS Specialty Finance LLC(a)
$ 3,000,000	3.900%		07/15/29	$ 3,174,395
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	4,826,815
Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,882,368
5,000,000	1.750		11/15/30	4,618,055
Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,699,100
Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,674,288
Loews Corp.
3,000,000	6.000		02/01/35	3,861,447
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,357,987
MetLife, Inc.(a)
2,055,000	10.750		08/01/39	3,354,299
Principal Life Global Funding II(b)
1,340,000	0.500		01/08/24	1,312,302
Prudential Financial, Inc.(a)(c) (3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,026,997
Reinsurance Group of America, Inc.(a)
2,000,000	3.950		09/15/26	2,135,825
2,500,000	3.150		06/15/30	2,549,092
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,776,626
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	3,407,231
The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,289,065
The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,303,910
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,832,816

				69,801,356

Machinery-Diversified(a) – 0.3%
Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	3,216,519

Media – 0.5%
Comcast Corp.
1,250,000	6.400		05/15/38	1,701,323
1,500,000	2.450	(a)	08/15/52	1,258,309
ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,740,951

				5,700,583

Metal Fabricate/Hardwa – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,299,821

Miscellaneous Manufacturing – 0.5%
General Electric Co.(a)(c) (3M USD LIBOR + 3.330%)
3,748,000	3.533		TBA-30yr	3,630,875

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
Siemens Financieringsmaatschappij NV(b)
$ 3,000,000	2.700%		03/16/22	$ 3,008,476

				6,639,351

Oil-Field Services – 3.2%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,973,745
BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,313,273
4,000,000	3.543	(a)	04/06/27	4,224,724
Equinor ASA
1,795,000	6.800		01/15/28	2,191,102
HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,227,105
Phillips 66(a)
3,000,000	4.650		11/15/34	3,399,649
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,231,250
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,570,490
Tosco Corp.
2,095,000	8.125		02/15/30	2,860,878
Valero Energy Corp.(a)
6,000,000	2.850		04/15/25	6,124,252

				38,116,468

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,170,374
5,000,000	2.100	(a)	04/30/27	4,947,334
International Paper Co.
2,925,000	8.700		06/15/38	4,613,421

				11,731,129

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,536,214
CVS Pass-Through Trust(b)
2,319,215	7.507		01/10/32	2,807,968
Johnson & Johnson
4,970,000	5.950		08/15/37	6,806,968
Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,877,928
2,900,000	7.200		03/15/39	4,453,140

				19,482,218

Pipelines – 2.0%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,433,085
Energy Transfer LP(a)
3,000,000	4.900		03/15/35	3,240,869
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,983,295
Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	2,633,248
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	864,674
1,450,000	7.625		04/01/37	1,961,810
TransCanada PipeLines Ltd.(a)
1,000,000	4.875		01/15/26	1,092,098

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
$ 4,660,000	5.300%	03/15/77	$ 4,787,637

			23,996,716

Real Estate(a) – 3.8%
AvalonBay Communities, Inc.
1,500,000	1.900	12/01/28	1,440,645
ERP Operating LP
1,505,000	2.850	11/01/26	1,550,696
Healthcare Realty Trust, Inc.
1,075,000	2.050	03/15/31	1,005,337
Kimco Realty Corp.
1,000,000	3.850	06/01/25	1,044,716
Mid-America Apartments LP
1,900,000	1.100	09/15/26	1,798,499
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,045,655
Office Properties Income Trust
4,000,000	4.250	05/15/24	4,135,410
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,881,474
Physicians Realty LP
1,325,000	2.625	11/01/31	1,280,148
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,313,170
2,800,000	4.450	03/15/24	2,918,665
Realty Income Corp.
2,400,000	0.750	03/15/26	2,281,008
2,400,000	3.950	08/15/27	2,589,830
SBA Tower Trust(b)
3,520,000	3.448	03/15/23	3,524,210
1,575,000	2.836	01/15/25	1,604,699
Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	4,234,865
Simon Property Group LP
2,815,000	3.750	02/01/24	2,924,628
STORE Capital Corp.
2,000,000	4.500	03/15/28	2,167,970
Sun Communities Operating LP
1,000,000	2.700	07/15/31	960,255
Ventas Realty LP
2,910,000	3.500	02/01/25	3,015,520

			45,717,400

Retail(a) – 0.1%
Advance Auto Parts, Inc.
1,135,000	1.750	10/01/27	1,081,072

Semiconductors(a) – 0.9%
Broadcom, Inc.(b)
1,000,000	1.950	02/15/28	953,019
3,500,000	3.469	04/15/34	3,466,591
QUALCOMM, Inc.
2,930,000	3.250	05/20/27	3,079,210
Texas Instruments, Inc.
2,925,000	3.875	03/15/39	3,292,320

			10,791,140

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – 0.4%
Fidelity National Information Services, Inc.
$ 2,500,000	1.150%		03/01/26	$ 2,391,715
salesforce.com, Inc.
2,850,000	1.950		07/15/31	2,718,465

				5,110,180

Telecommunications – 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
1,625,000	4.738		03/20/25	1,696,175
Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,226,862

				6,923,037

Transportation – 1.2%
Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,504,250
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,605,880
1,310,000	2.450	(a)	05/01/50	1,141,392
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,597,368
2,500,000	6.125	(a)(f)	09/15/15	3,497,141
Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,184,305
1,500,000	4.700		05/01/48	1,786,141
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	592,153

				13,908,630

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,841,395

TOTAL CORPORATE OBLIGATIONS (Cost $549,047,658)				$563,979,225

Asset-Backed Securities – 18.1%
Automotive(b) – 2.8%
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
$ 2,180,000	2.970%		03/20/24	$ 2,217,459
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,277,016
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360		03/20/26	11,241,222
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380		08/20/27	4,020,940
Avis Budget Rental Car Funding AESOP LLC Series2020-2A, Class A
2,080,000	2.020		02/20/27	2,075,170
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620		08/15/28	2,501,833
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190		07/15/31	5,205,818

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(b) – (continued)
Hertz Vehicle Financing III LP Series 2021-2A, Class A
$ 2,800,000	1.680%	12/27/27	$ 2,719,145

			34,258,603

Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370	04/15/27	1,957,487

Home Equity – 0.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
505,476	0.888	01/25/35	504,622
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(g)
264,583	3.905	05/25/34	266,731
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
155,794	4.250	09/25/33	156,960
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
1,991,302	0.783	12/25/34	1,984,717
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
512,032	5.140	11/25/35	535,700
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(g)
903,209	7.490	07/25/29	908,584

			4,357,314

Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
117,605	4.864	07/15/38	120,837

Other – 13.6%
AFN LLC Series 2019-1A, Class A1(b)
4,883,502	3.780	05/20/49	4,981,484
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,524,204
Beacon Container Finance LLC(b)
2,925,000	2.250	10/22/46	2,876,410
BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	972,330
CAL Funding IV Ltd. Series 2020-1A, Class A(b)
5,320,000	2.220	09/25/45	5,245,515
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(g)
782,078	5.907	06/25/32	763,107
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
3,449,912	0.568	12/25/33	3,347,244
CLI Funding LLC Series 2018-1A, Class A1
3,500,000	2.720	01/18/47	3,517,954
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,215,635	2.090	07/20/51	3,086,610
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M USD LIBOR + 0.400%)
401,648	0.508	02/25/37	384,968

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
DB Master Finance LLC Series 2021-1A, Class A2II(b)
$ 4,000,000	2.493%	11/20/51	$ 3,917,528
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,789,409
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,240,000	4.118	07/25/47	6,495,509
DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2(b)
2,743,125	2.791	10/20/51	2,646,855
FCI Funding LLC Series 2021-1A, Class A(b)
1,832,230	1.130	04/15/33	1,816,804
Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
4,593,689	2.260	11/19/40	4,541,080
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
2,147,965	2.352	08/25/44	2,130,107
Home Partners of America Trust Series 2019-1, Class A(b)
6,930,195	2.908	09/17/39	7,000,362
Invitation Homes Trust Series 2018-SFR2, Class A(b)(c) (1M USD LIBOR + 0.900%)
4,020,459	1.006	06/17/37	4,021,713
Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,954,635
LFS 2021B LLC Series 2021-B, Class A(b)
2,782,218	2.400	12/15/33	2,764,357
LFS LLC Series 2021-A, Class A(b)
1,104,410	2.460	04/15/33	1,094,282
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
149,160	0.728	08/25/33	146,973
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
2,074,440	2.980	01/15/45	2,087,845
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,900,951	4.060	01/15/45	4,848,164
NP SPE II LLC Series 2016-1A, Class A1(b)
1,783,764	4.164	04/20/46	1,817,591
OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,469,436
PACEWell 5 Trust Series 2021-1, Class A(b)
2,750,000	2.628	10/10/59	2,703,730
PEAR Series 2020-1, Class A(b)
3,599,126	3.750	12/15/32	3,578,761
Progress Residential Trust Series 2020-SFR2, Class A(b)
1,000,000	2.078	06/17/37	997,876
Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,905,904
ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,960,000	2.841	01/30/51	3,831,272
SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
1,985,000	2.394	04/25/51	1,914,108
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
610,024	0.990	11/20/37	602,037
STAR Trust Series 2021-SFR1, Class A(b)(c) (1M USD LIBOR + 0.600%)
3,324,227	0.707	04/17/38	3,316,164
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
6,570,665	3.242	01/01/31	6,884,976

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
$ 203,346	1.233%	06/25/33	$ 204,530
Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,925,000	1.946	08/25/51	1,854,135
Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
4,924,589	4.163	07/15/40	4,927,868
Tif Funding II LLC Series 2020-1A, Class A(b)
2,050,833	2.090	08/20/45	2,008,569
Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(h)
82,116	3.000	08/25/55	82,232
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(h)
62,889	2.250	04/25/56	62,865
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(h)
1,850,000	3.000	07/25/57	1,881,143
Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(h)
5,500,000	3.500	03/25/58	5,647,120
Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	10,262,409
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,418,835	3.820	04/17/49	4,500,919
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,979,996
Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
5,541,667	2.110	09/20/45	5,422,526
Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
464,583	1.860	03/20/46	448,296
TVEST 2021A LLC Series 2021-A, Class A(b)
2,314,489	2.350	09/15/33	2,297,723
Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,965,329
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,760,000	3.783	06/15/49	2,852,159
Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,243,750	2.370	06/15/51	1,194,861

			163,569,984

Student Loan – 1.1%
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
424,746	2.850	05/27/42	427,910
Massachusetts Educational Financing Authority Series 2018-A, Class A
1,818,765	3.850	05/25/33	1,895,931
Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
1,572,592	2.650	12/15/28	1,587,379
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
226,798	3.190	02/18/42	228,471
Navient Private Education Refi Loan Trust Series 2020-HA, Class A(b)
2,682,577	1.310	01/15/69	2,662,098
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
279,666	2.740	10/25/32	281,197
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
206,684	2.490	01/25/36	207,328
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
3,037,065	3.590	01/25/48	3,098,768

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
$ 1,570,335	1.608%	01/25/36	$ 1,577,300
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
1,053,796	0.708	01/25/46	1,053,080

			13,019,462

TOTAL ASSET-BACKED SECURITIES (Cost $216,934,703)			$ 217,283,687

Mortgage-Backed Obligations – 13.9%
Collateralized Mortgage Obligations – 12.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(h)
$ 3,444	2.521%	04/25/35	$ 3,440
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(h)
208,626	3.500	03/25/46	208,571
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
7,366	5.500	11/25/20	6,489
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(h)
3,731,586	2.500	06/25/51	3,651,312
Bayview MSR Opportunity Master Fund Trust Series 2021-INV2-6, Class A1(b)(c)(h)
9,842,876	3.000	10/25/51	9,952,841
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(h)
879,291	2.662	11/25/35	711,255
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(g)
184,665	5.750	01/25/34	185,226
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
404,059	6.750	08/25/34	421,290
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(h)
51,516	2.767	12/25/35	49,201
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(h)
29,446	2.928	04/25/37	27,614
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(h)
25,253	3.500	06/25/58	25,254
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
12,243	5.250	09/25/19	12,369
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
5,080	6.500	08/25/32	5,111
Countrywide Home Loans Trust Series 2005-27, Class 2A1
385,474	5.500	12/25/35	238,181
Countrywide Home Loans Trust Series 2005-6, Class 2A1
79,902	5.500	04/25/35	75,511
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
480,186	0.648	03/25/35	465,838
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
107,540	5.250	07/25/33	110,186
CSMC Trust Series 2013-6, Class 1A1(b)(c)(h)
4,604,014	2.500	07/25/28	4,579,086

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
CSMC Trust Series 2014-WIN2, Class A3(b)(c)(h)
$ 423,770	3.500%	10/25/44	$ 422,826
CSMC Trust Series 2017-HL2, Class A1(b)(c)(h)
539,946	3.500	10/25/47	544,227
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(h)
626,387	3.000	06/25/43	627,887
FHLMC REMIC Series 1579, Class PM
10,674	6.700	09/15/23	10,994
FHLMC REMIC Series 2103, Class TE
20,604	6.000	12/15/28	22,868
FHLMC REMIC Series 2110, Class PG
115,459	6.000	01/15/29	126,991
FHLMC REMIC Series 2391, Class Z
339,453	6.000	12/15/31	377,949
FHLMC REMIC Series 2603, Class C
29,081	5.500	04/15/23	29,494
FHLMC REMIC Series 4088, Class EP
195,947	2.750	09/15/41	197,507
FHLMC REMIC Series 4272, Class DG
250,325	3.000	04/15/43	252,623
FHLMC REMIC Series 4370, Class PA
172,598	3.500	09/15/41	176,821
FHLMC REMIC Series 4770, Class JH
116,329	4.500	10/15/45	117,274
FHLMC REMIC Series 4792, Class AC
233,177	3.500	05/15/48	239,766
FHLMC REMIC Series 4840, Class MB
2,709,636	4.500	09/15/46	2,734,366
FHLMC REMIC Series 4841, Class VH
3,286,127	4.500	10/15/37	3,314,547
FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	6,004,997
FHLMC REMIC Series 5081, Class QA
741,900	2.000	12/25/50	726,269
FHLMC REMIC Series 5139, Class EC
4,250,000	2.500	09/25/51	4,132,065
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(h)
670,297	5.500	05/25/35	553,487
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(h)
377,164	3.500	04/25/48	377,688
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(h)
1,320,033	3.500	10/25/49	1,333,132
Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(h)
3,812,085	2.500	09/25/51	3,737,036
FNMA REMIC Series 2001-45, Class WG
31,941	6.500	09/25/31	35,161
FNMA REMIC Series 2003-117, Class KB
1,474,142	6.000	12/25/33	1,676,352
FNMA REMIC Series 2003-14, Class AP
11,002	4.000	03/25/33	11,307
FNMA REMIC Series 2004-53, Class NC
48,281	5.500	07/25/24	49,505
FNMA REMIC Series 2015-2, Class PA
1,496,790	2.250	03/25/44	1,516,165
FNMA REMIC Series 2015-30, Class JA
1,143,549	2.000	05/25/45	1,132,306

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2016-16, Class PD
$ 747,635	3.000%	12/25/44	$ 755,802
FNMA Series 2003-W6, Class 3A
60,544	6.500	09/25/42	68,131
GNMA REMIC Series 2015-167, Class KM
96,806	3.000	12/20/43	98,988
GNMA REMIC Series 2015-94, Class AT
549,779	2.250	07/16/45	552,911
GNMA REMIC Series 2016-129, Class W
220,506	2.500	07/20/46	222,236
GNMA REMIC Series 2018-37, Class KT
662,136	3.500	03/20/48	680,191
GNMA REMIC Series 2021-116, Class LG
9,744,399	2.000	06/20/51	9,602,135
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(h)
7,853,616	2.500	04/25/52	7,689,382
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(h)
10,859,570	2.500	04/25/52	10,611,842
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD LIBOR + 0.340%)
281,126	0.448	12/25/34	284,960
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(h)
62,275	2.334	06/25/34	64,033
Impac CMB Trust Series 2003-2F, Class A(g)
110,255	5.730	01/25/33	114,145
Impac CMB Trust Series 2004-4, Class 1A1(c) (1M USD LIBOR + 0.640%)
219,342	0.742	09/25/34	218,361
Impac CMB Trust Series 2004-4, Class 2A2(g)
1,282,826	5.249	09/25/34	1,374,824
Impac Secured Assets Corp. Series 2004-2, Class A6(g)
1,020	4.785	08/25/34	1,028
J.P. Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(h)
11,775,680	2.500	05/25/52	11,507,053
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
797,886	6.000	03/25/36	587,031
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(h)
123,484	2.979	04/25/37	115,691
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(h)
642,133	3.365	07/25/43	641,242
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(h)
708,539	3.000	06/25/29	710,133
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(h)
1,459,759	3.500	08/25/47	1,465,871
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(h)
232,077	3.500	11/25/48	233,137
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(h)
816,193	3.500	12/25/48	822,279
JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(h)
2,849,552	2.500	12/25/51	2,784,548
JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(h)
4,458,902	2.500	11/25/51	4,436,616
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(h)
212,234	1.518	07/25/33	214,740

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Master Alternative Loans Trust Series 2004-4, Class 1A1
$ 56,809	5.500%	05/25/34	$ 58,384
Master Alternative Loans Trust Series 2004-4, Class 8A1
455,856	6.500	05/25/34	473,658
Master Alternative Loans Trust Series 2004-9, Class A6(g)
1	5.643	08/25/34	1
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(h)
125,936	3.500	03/25/48	126,090
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(h)
91,426	1.468	03/25/33	87,880
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(h)
382,565	5.191	11/25/35	295,315
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
512,916	6.000	08/25/37	289,648
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(h)
4,903,541	2.500	06/25/51	4,797,717
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(h)
2,882,832	4.000	08/27/57	2,992,639
OBX Trust Series 2019-INV2, Class A5(b)(c)(h)
208,434	4.000	05/27/49	209,849
Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(h)
4,509,591	2.500	06/25/51	4,487,052
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c) (1M USD LIBOR + 2.250%)
32,211	2.352	05/25/38	32,927
Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(h)
4,725,103	2.500	07/25/51	4,694,460
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(h)
176,829	4.071	11/25/21	146,447
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(h)
6,773	3.649	07/25/35	6,675
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
123,570	0.608	07/25/35	93,409
Residential Asset Securitization Trust Series 2004-A6, Class A1
5,811	5.000	08/25/19	6,095
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
56,392	5.500	11/25/35	53,783
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
2,289,494	3.000	07/25/56	2,332,617
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,277,455
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
216,697	0.724	11/20/34	211,940
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(h)
641,124	1.874	02/25/43	634,490
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(h)
1,347,576	2.500	05/25/43	1,345,827

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(h)
$ 719,309	3.000%	11/25/30	$ 719,641
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(h)
710,180	3.500	11/25/46	709,140
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(h)
608,935	3.500	08/25/47	610,468
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(h)
1,426,963	3.500	09/25/47	1,432,616
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(h)
478,937	3.500	02/25/48	480,218
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(h)
926,233	3.500	10/25/47	925,146
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(h)
246,176	2.618	10/25/34	256,752
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(h)
46,409	2.283	04/25/34	47,133
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(h)
131,744	2.280	10/25/33	135,295
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(h)
96,068	2.981	11/25/33	99,211
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(h)
82,613	2.321	11/25/33	82,217
UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(h)
11,881,376	2.500	12/25/51	11,603,209
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(h)
335,243	2.500	06/25/51	327,796
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(h)
1,369,329	3.500	08/20/45	1,367,790
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(h)
1,028,857	3.500	01/20/46	1,033,155

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $154,127,450)			$ 151,551,840

Commercial Mortgage Obligations – 0.6%
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 817,803	3.147%	02/10/47	$ 816,807
GNMA REMIC Series 2013-68, Class B(c)(h)
1,040,000	2.500	08/16/43	1,047,014
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
2,554,554	2.579	03/10/49	2,574,512
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
2,526,944	2.739	04/15/48	2,525,922

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $6,956,870)			$ 6,964,255

Federal Agencies – 0.7%
FHLMC
$ 63,281	7.000%	05/01/26	$ 67,020
12,202	7.500	12/01/30	14,114
19,083	7.500	01/01/31	21,677
37,665	7.000	08/01/31	43,298

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FHLMC (continued)
$ 431,196	5.000%		05/01/33	$ 483,857
616,538	4.000		06/01/42	668,764
439,929	3.000		06/01/45	445,097
(1 Year CMT + 2.229%),
47,643	2.354	(c)	05/01/34	50,053
(12M USD LIBOR + 1.600%),
987,780	2.699	(c)	07/01/45	1,010,112
(12M USD LIBOR + 1.841%),
71,166	2.090	(c)	01/01/36	71,227
FNMA
504,893	2.500		05/01/28	519,990
2,115	8.000		07/01/28	2,130
234,374	4.500		01/01/48	245,247
965,466	2.500		06/01/51	959,691
(12M USD LIBOR + 1.597%),
192,791	2.700	(c)	12/01/45	199,674
(12M USD LIBOR + 1.740%),
39,659	1.990	(c)	10/01/34	39,750
(12M USD LIBOR + 1.760%),
42,639	2.135	(c)	02/01/35	42,728
(6M USD LIBOR + 1.413%),
14,817	1.538	(c)	02/01/33	14,865
GNMA
8,148	7.500		08/20/25	8,587
37,602	7.500		07/20/26	40,659
18,022	6.500		04/15/31	19,698
66,655	6.500		05/15/31	72,853
1,103,210	2.500		06/20/31	1,108,275
81,401	5.000		02/20/49	85,458
UMBS
4,590	6.500		03/01/26	5,097
11,227	6.500		10/01/28	12,335
9,091	7.500		09/01/29	9,161
21,625	7.000		03/01/31	22,469
2,346	7.500		03/01/31	2,521
13,664	7.000		11/01/31	14,122
24,284	7.000		01/01/32	24,613
37,110	6.000		12/01/32	40,675
1,123,782	3.500		08/01/35	1,185,205
1,230,213	5.000		08/01/48	1,365,987

TOTAL FEDERAL AGENCIES (Cost $8,808,383)				8,917,009

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $169,892,703)				$ 167,433,104

Municipal Bond Obligations – 10.2%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%		07/01/22	$ 1,301,963

California – 2.1%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(a)
4,000,000	5.685		10/01/40	5,459,791
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(i)
5,000,000	0.000		08/01/38	2,973,545
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536		10/01/29	3,167,280

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
$ 3,820,000	2.649%	11/01/31	$ 3,753,312
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,854,891
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	4,457,605
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,804,394

			25,470,818

Colorado – 0.1%
County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800	06/01/23	725,832

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,753,795

Florida(a) – 0.3%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,794,611
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,475,929

			3,270,540

Hawaii(a) – 0.2%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,931,370

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,117,094
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,564,801

			5,681,895

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,741,948
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,189,803
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,110,076

			5,041,827

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
$ 1,000,000	2.767%	06/01/37	$ 999,812

Kentucky – 1.0%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	4,399,093
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	5,121,138
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,949,671

			12,469,902

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	2,053,080

Michigan – 0.5%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,913,685
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,156,521
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,507,190

			5,577,396

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,499,681
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,880,436

			4,380,117

Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,523,948
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,927,319

			6,451,267

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,824,302

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	4,085,965

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – 0.5%
New York GO Build America Bonds Series 2010
$ 1,055,000	5.008%	06/01/22	$ 1,070,652
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,796,645
New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,062,592

			5,929,889

Ohio – 0.8%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,815,240
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(a)
1,700,000	2.221	05/01/26	1,715,929
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(i)
2,740,000	0.000	12/01/28	2,336,140
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,930,722

			9,798,031

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	557,776
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,387,971

			1,945,747

Pennsylvania(a) – 0.4%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,609,279
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,714,900

			5,324,179

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	2,039,288

Texas – 0.6%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,242,963
City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	5,060,290

			7,303,253

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,242,349

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $115,327,810)			$ 122,602,617

THE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 7.9%
United States Treasury Bonds
$ 2,125,000	2.500%		02/15/45	$ 2,245,361
5,000,000	2.500		02/15/46	5,306,641
7,000,000	2.250		08/15/49	7,199,063
United States Treasury Inflation Indexed Bond
8,609,160	0.750		02/15/42	10,204,545
United States Treasury Inflation Indexed Note
5,752,300	0.375		01/15/27	6,205,668
United States Treasury Notes
2,000,000	2.375		01/31/23	2,031,016
10,000,000	1.625		04/30/23	10,088,281
5,000,000	1.375		08/31/23	5,026,172
12,500,000	0.125		09/15/23	12,315,918
2,500,000	0.250		11/15/23	2,462,109
5,000,000	2.250		01/31/24	5,107,813
10,000,000	2.125		03/31/24	10,192,187
6,000,000	2.875		05/31/25	6,277,500
8,000,000	1.500		08/15/26	7,967,812
2,000,000	2.250		02/15/27	2,061,094

TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,153,121)				$ 94,691,180

Agency Debentures – 1.5%
FHLMC
$ 5,250,000	0.250%		11/06/23	$ 5,170,193
FNMA
6,400,000	0.420	(a)	11/18/24	6,233,665
1,500,000	0.400	(a)	11/25/24	1,463,862
5,000,000	0.750		10/08/27	4,728,251

TOTAL AGENCY DEBENTURES (Cost $18,132,615)				$ 17,595,971

Shares	Dividend Rate			Value

Investment Company – 1.1%
State Street Institutional US Government Money Market Fund – Premier Class
12,804,423	0.025%			$ 12,804,423
(Cost $12,804,423)

TOTAL INVESTMENTS – 99.7% (Cost $1,176,293,033)				$1,196,390,207

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%				3,008,151

NET ASSETS – 100.0%				$1,199,398,358

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2021.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	All or portion represents a forward commitment.

(f)	Actual maturity date is September 15, 2115.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2022. Maturity date disclosed is the ultimate maturity.

(h)	Rate shown is that which is in effect on January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(i)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
ASA	— Allmennaksjeselskap (Norwegian Public Company)
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NA	— National Association
NV	— Naamloze Vennootschap (Dutch Public Company)
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
UMBS	— Uniform Mortgage Backed Securities

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 57.7%
Collateralized Mortgage Obligations – 45.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 494	2.521%	04/25/35	$ 493
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
1,528	2.496	09/20/34	1,553
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
58,582	2.454	11/25/33	57,405
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
508,697	1.747	09/25/51	503,149
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
19,472	2.737	11/25/34	19,156
BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)
569,000	2.034	06/25/56	562,466
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
326,679	0.941	02/25/49	322,692
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
685,055	0.970	03/25/60	680,341
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
263,162	1.724	02/25/55	263,172
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
15,016	2.523	09/25/34	14,970
Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(a)(b)(c)
436,490	0.938	05/25/66	425,898
Fannie Mae Grantor Trust Series 2011-T2, Class A1
516,090	2.500	08/25/51	510,689
FHLMC REMIC Series 3753, Class AS
334,196	3.500	11/15/25	345,502
FHLMC REMIC Series 5072, Class MY
797,227	1.000	12/25/50	762,083
FHLMC REMIC PAC Series 2022, Class PE
6,460	6.500	01/15/28	7,064
FHLMC REMIC PAC Series 2109, Class PE
15,892	6.000	12/15/28	17,523
FHLMC REMIC PAC Series 23, Class PK
12,663	6.000	11/25/23	13,081
FHLMC REMIC Series 2010-109, Class M
425,589	3.000	09/25/40	435,513
FHLMC REMIC Series 3816, Class HA
883,076	3.500	11/15/25	911,296
FHLMC REMIC Series 5005, Class CA
112,985	2.000	04/25/41	112,782
FHLMC REMIC Series 5131, Class MA
811,931	1.500	04/25/49	788,151
FHLMC REMIC Series 5140, Class H
957,107	2.000	08/25/46	945,315
FHLMC REMIC Series 5144, Class PC
977,841	1.500	09/25/51	950,314
FNMA REMIC PAC Series 1992-129, Class L
335	6.000	07/25/22	336
FNMA REMIC PAC Series 1992-89, Class MA(d)
134	0.000	06/25/22	134

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 1993-182, Class FA(a) (10 Year CMT + 0.650%)
$ 1,073	1.100%	09/25/23	$ 1,072
FNMA REMIC Series 2003-117, Class KB
273,208	6.000	12/25/33	310,684
FNMA REMIC Series 2003-14, Class AP
14,792	4.000	03/25/33	15,203
FNMA REMIC Series 2011-146, Class NB
65,363	4.000	09/25/41	66,252
FNMA REMIC Series 2012-100, Class WA
305,340	1.500	09/25/27	304,017
FNMA REMIC Series 2012-110, Class CA
249,611	3.000	10/25/42	255,692
FNMA REMIC Series 2012-118, Class EB
316,051	1.500	11/25/27	315,814
FNMA REMIC Series 2013-112, Class G
203,319	2.125	07/25/40	205,234
FNMA REMIC Series 2013-135, Class GA
412,241	3.000	07/25/32	420,143
FNMA REMIC Series 2013-16, Class FY(a) (1M USD LIBOR + 0.350%)
1,117,519	0.458	03/25/43	1,122,097
FNMA REMIC Series 2013-74, Class YA
259,293	3.000	05/25/42	262,029
FNMA REMIC Series 2015-15, Class CA
476,972	3.500	04/25/35	501,283
FNMA REMIC Series 2015-19, Class CA
220,293	3.500	01/25/43	223,809
FNMA REMIC Series 2015-2, Class PA
232,754	2.250	03/25/44	235,767
FNMA REMIC Series 2016-104, Class BA
310,310	3.000	01/25/47	320,316
FNMA REMIC Series 2016-24, Class TA
118,457	3.000	04/25/42	119,364
FNMA REMIC Series 2016-53, Class BV
575,560	3.500	11/25/27	596,052
FNMA REMIC Series 2016-96, Class A
369,289	1.750	12/25/46	363,459
FNMA REMIC Series 2017-46, Class EA
254,896	3.500	12/25/50	260,064
FNMA REMIC Series 2017-7, Class JA
221,318	2.000	02/25/47	218,058
FNMA REMIC Series 2019-10, Class PT
319,835	3.500	03/25/49	336,345
FNMA REMIC Series 2020-35, Class MA
410,177	2.000	12/25/43	409,209
FNMA REMIC Series 2020-56, Class AH
824,230	2.000	05/25/45	822,944
FNMA REMIC Series 2021-28, Class YG
814,356	2.000	03/25/47	803,582
FNMA REMIC Series 2021-45, Class CB
667,521	2.000	02/25/44	666,445
FNMA REMIC Series 2021-56, Class HE
674,158	1.250	09/25/51	644,111
GCAT 2021-NQM6 Trust Series 2021-NQM6, Class A1(a)(b)(c)
559,502	1.855	08/25/66	552,962
GNMA REMIC Series 2009-65, Class AF
12,676	4.000	07/20/39	13,100

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2010-14, Class PA
$ 5,149	3.000%	02/20/40	$ 5,220
GNMA REMIC Series 2012-13, Class EG
322,892	2.000	10/20/40	325,264
GNMA REMIC Series 2013-188, Class LE
616,630	2.500	11/16/43	624,383
GNMA REMIC Series 2014-131, Class DM
83,006	3.000	02/20/44	84,251
GNMA REMIC Series 2015-65, Class BD
286,885	2.250	05/20/45	285,129
GNMA REMIC Series 2015-94, Class AT
245,606	2.250	07/16/45	247,005
GNMA REMIC Series 2019-21, Class MA
368,781	3.500	09/20/47	385,679
GNMA REMIC Series 2021-59, Class PG
694,670	2.000	04/20/51	689,811
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
241,539	1.382	09/27/60	241,003
629,348	1.017	07/25/61	621,252
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1M USD LIBOR + 0.440%)
40,221	0.548	05/25/35	38,400
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
205,615	2.911	01/25/36	210,059
Homeward Opportunities Fund I Trust Series 2020-2, Class A1(a)(b)(c)
136,631	1.657	05/25/65	136,332
Impac CMB Trust Series 2003-2F, Class A(e)
68,253	5.730	01/25/33	70,661
Impac CMB Trust Series 2003-8, Class 2A1(a) (1M USD LIBOR + 0.900%)
3,619	1.002	10/25/33	3,645
Impac CMB Trust Series 2004-7, Class 1A1(a) (1M USD LIBOR + 0.740%)
27,207	0.848	11/25/34	27,540
Impac CMB Trust Series 2005-2, Class 2A2(a) (1M USD LIBOR + 0.800%)
43,956	0.908	04/25/35	42,302
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a) (1M USD LIBOR + 0.700%)
96,632	0.808	05/25/36	96,895
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
30,064	2.824	10/25/34	29,715
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
132,388	3.500	10/25/46	132,724
Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1M USD LIBOR + 0.540%)
74,459	0.648	12/25/35	73,609
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
35,886	2.620	04/21/34	36,033
Master Alternative Loans Trust Series 2004-9, Class A6(e)
1	5.643	08/25/34	1
MFA 2021-INV2 Trust Series 2021-INV2, Class A1(a)(b)(c)
985,478	1.906	11/25/56	966,280
MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
411,609	1.153	04/25/65	410,120

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
$ 394,158	1.029%		11/25/64	$ 388,003
MortgageIT Trust Series 2005-1, Class 1A1(a) (1M USD LIBOR + 0.640%)
209,027	0.748		02/25/35	209,941
MortgageIT Trust Series 2005-1, Class 1A2(a) (1M USD LIBOR + 0.780%)
179,794	0.888		02/25/35	181,217
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
769,280	2.750		07/25/59	776,091
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
12,752	3.013		09/25/34	13,172
Sequoia Mortgage Trust Series 2003-2, Class A1(a) (1M USD LIBOR + 0.660%)
23,957	0.764		06/20/33	23,929
Sequoia Mortgage Trust Series 2010, Class 1A(a) (1M USD LIBOR + 0.800%)
13,748	0.904		10/20/27	13,929
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
119,514	2.280		10/25/33	122,736
Vendee Mortgage Trust Series 1996-2, Class 1Z
27,898	6.750		06/15/26	30,284
Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
515,338	1.031		02/25/66	508,082

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,083,708)				$27,066,882

Commercial Mortgage Obligation – 0.3%
GNMA REMIC Series 2010-141, Class B
$ 166,379	2.717%		02/16/44	$ 167,691

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $164,065)

Federal Agencies – 12.0%
FHLMC
1,703	6.000		10/01/23	1,864
12,049	5.000		05/01/27	13,104
141,252	2.500		04/01/28	144,571
(12M USD LIBOR + 1.600%),
199,400	2.699	(a)	07/01/45	203,908
(12M USD LIBOR + 1.601%),
195,141	2.652	(a)	07/01/46	200,003
FNMA
457,386	3.500		10/01/26	471,721
237,330	3.500		12/01/27	248,890
245,050	2.500		03/01/28	252,295
531,325	2.500		05/01/28	547,128
303,724	2.500		07/01/28	309,822
287,284	3.000		09/01/28	298,278
175,344	2.500		01/01/30	177,126
247,908	3.500		10/01/32	260,988
297,620	3.000		08/01/33	300,502
(12M USD LIBOR + 1.740%),
18,493	1.990	(a)	10/01/34	18,535
(12M USD LIBOR + 1.593%),
98,112	2.700	(a)	12/01/45	101,615
GNMA,
(1 Year CMT + 1.500%)
33	2.125	(a)	11/20/24	33
103	3.000	(a)	12/20/24	103
2,101	1.875	(a)	04/20/26	2,137
1,545	1.625	(a)	08/20/26	1,546

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
GNMA, (continued)
$ 2,756	2.000	%(a)	01/20/28	$ 2,827
UMBS
282,809	3.000		11/01/26	293,153
235,683	3.000		12/01/26	244,467
4,141	7.000		11/01/31	4,279
287,460	5.000		02/01/32	312,578
76,303	6.000		07/01/33	83,843
431,878	3.500		07/01/34	455,498
914,359	2.500		07/01/35	935,193
258,341	3.500		08/01/35	272,461
1,013,455	2.000		10/01/35	1,020,803

TOTAL FEDERAL AGENCIES (Cost $7,192,010)				7,179,271

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $34,439,783)				$34,413,844

U.S. Treasury Obligations – 30.0%
United States Treasury Inflation Indexed Notes
$1,199,856	0.125%		04/15/22	$ 1,213,659
1,118,810	0.625		04/15/23	1,161,924
1,191,030	0.625		01/15/24	1,254,986
United States Treasury Notes
1,000,000	0.125		04/30/22	999,793
500,000	1.375		10/15/22	502,734
700,000	0.125		05/15/23	692,918
1,000,000	0.250		05/15/24	977,773
1,000,000	1.500		11/30/24	1,004,141
750,000	2.125		11/30/24	765,996
950,000	1.000		12/15/24	940,500
500,000	1.125		02/28/25	495,957
3,000,000	0.500		03/31/25	2,915,977
5,140,000	0.375		04/30/25	4,969,737

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,091,014)				$17,896,095

U.S. Government Agency Obligations – 9.3%
FHLB
$ 600,000	3.000%		12/09/22	$ 611,638
775,000	0.500		04/14/25	752,515
FHLMC
1,000,000	0.250		06/08/22	999,455
1,000,000	0.375		07/21/25	963,441
FNMA
500,000	2.000		10/05/22	504,758
1,000,000	0.625		04/22/25	975,362
750,000	0.500		06/17/25	727,187

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,629,897)				$5,534,356

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 1.5%
Home Equity – 0.8%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2 (1M USD LIBOR + 1.080%)
$ 301,327	1.188%	03/25/33	$ 299,508
Terwin Mortgage Trust Series 2004-7HE, Class A3(c) (1M USD LIBOR + 1.400%)
154,817	1.508	07/25/34	154,557
Terwin Mortgage Trust Series 2004-9HE, Class A1(c) (1M USD LIBOR + 0.800%)
44,237	0.908	09/25/34	43,747

			497,812

Other – 0.7%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4 (1M USD LIBOR + 0.900%)
111,391	1.008	11/25/34	109,609
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)
15,722	2.250	04/25/56	15,716
Towd Point Mortgage Trust Series 2017-2, Class A1(b)(c)
263,495	2.750	04/25/57	265,120

			390,445

TOTAL ASSET-BACKED SECURITIES (Cost $843,399)			$ 888,257

Shares	Dividend Rate		Value

Investment Company – 1.1%
State Street Institutional US Government Money Market Fund - Premier Class
693,748	0.025%		$ 693,748
(Cost $693,748)

TOTAL INVESTMENTS – 99.6% (Cost $59,697,841)			$59,426,300

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			225,042

NET ASSETS – 100.0%			$59,651,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2022.

(b)	Rate shown is that which is in effect on January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2022. Maturity date disclosed is the ultimate maturity.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage Backed Securities

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.4%
Alabama – 1.5%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$ 1,625,000	5.000%		09/01/25	$ 1,833,841
1,705,000	5.000		09/01/26	1,976,273
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,787,310

				6,597,424

Alaska – 1.4%
Alaska Housing Finance Corp. Revenue Bond (Refunding) Series B-1(AA+/Aa1)(a)
2,375,000	2.000		12/01/32	2,260,628
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,074,954
1,000,000	5.000		10/01/25	1,133,021
1,000,000	5.000	(a)	10/01/28	1,179,926
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	495,634

				6,144,163

Arizona – 1.3%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,269,376
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,149,921
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,015,368
1,000,000	5.000		06/01/23	1,056,517
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,145,228

				5,636,410

Arkansas – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,114,668
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	377,753
650,000	2.050		09/01/24	654,090
500,000	2.280		09/01/26	504,061
250,000	2.400	(a)	09/01/27	252,513
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	671,272
650,000	3.000		11/01/29	688,673
675,000	3.000	(a)	11/01/30	712,111
690,000	3.000	(a)	11/01/31	725,800
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	603,435
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	708,513

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Arkansas – (continued)
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a) (continued)
$ 635,000	4.000%		03/01/32	$ 694,625

				7,707,514

California – 1.6%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400		08/01/26	530,450
Placentia-Yorba Linda Unified School District (Refunding) Series A (AA-/Aa2)(a)
1,345,000	3.000		08/01/36	1,459,366
San Bernardino County Flood Control District (Refunding) Series 2021 (AA+/Aa1)(a)(b)(c)(d)
5,000,000	0.080		08/01/37	5,000,000

				6,989,816

Colorado – 1.6%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	622,100
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	506,283
850,000	4.000		11/01/32	955,609
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000		11/01/23	1,070,034
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025		05/01/24	311,191
280,000	2.075		11/01/24	280,945
250,000	2.125		05/01/25	250,419
250,000	2.175		11/01/25	250,356
Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(b)(d) (1M USD LIBOR 0.67+ 0.500%)
2,400,000	0.568		02/01/23	2,395,885
Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000		12/01/36	536,201

				7,179,023

Connecticut – 2.0%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,192,485
1,000,000	5.000	(a)	07/01/29	1,190,428
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)
560,000	3.250		11/15/24	572,754
830,000	3.750		11/15/27	848,953
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	386,578
450,000	5.000		11/15/28	535,212
450,000	5.000		11/15/29	542,398
385,000	5.000		11/15/30	469,455

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – (continued)
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
$ 770,000	1.810%		05/15/24	$ 770,876
330,000	1.860		11/15/24	329,601
530,000	1.900		05/15/25	527,873
765,000	1.950		11/15/25	759,742
500,000	2.090		05/15/26	496,869

				8,623,224

District of Columbia(a)(b)(c)(d) – 0.5%
Metropolitan Washington Airports Authority Series B-REMK (AA+/NR)
2,050,000	0.060		10/01/40	2,050,000

Florida – 1.7%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	954,789
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	753,201
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
660,000	2.000		07/01/27	664,070
610,000	2.050		01/01/28	612,625
635,000	2.100		07/01/28	638,121
645,000	2.125	(a)	01/01/29	647,402
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	763,191
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,131,617
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)(e)
500,000	5.000		07/01/22	509,374

				7,674,390

Georgia – 0.9%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
20,000	5.500		08/01/23	20,763
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,136,464
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	616,750
500,000	5.000		06/15/31	624,570
600,000	5.000	(a)	06/15/32	749,746
700,000	5.000	(a)	06/15/33	874,268

				4,022,561

Idaho(a) – 0.3%
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	581,469
750,000	4.000		07/15/37	871,594

				1,453,063

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – 13.2%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
$ 630,000	4.000%		06/01/28	$ 722,705
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,643,518
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,231,410
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	517,227
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,064,322
DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	593,215
1,365,000	3.000	(a)	12/30/38	1,468,295
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	547,158
550,000	3.000		01/01/25	574,813
1,140,000	5.000		01/01/26	1,290,738
525,000	5.000	(a)	01/01/28	615,882
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	904,309
855,000	4.000		10/01/36	954,706
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,797,490
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	551,471
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,797,848
Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A2)
800,000	5.000		02/01/23	831,410
1,035,000	5.000		02/01/24	1,110,702
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000		02/01/24	1,195,198
1,000,000	5.000		02/01/25	1,103,648
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,064,806
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,767,066
Madison County Community Unit School District No 2 Triad GO Bonds (Refunding) Series B (AA/NR)
3,145,000	4.000		04/01/29	3,555,755
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000		12/01/28	1,056,193
Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000		01/01/24	1,288,475
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	561,025
515,000	4.000		12/15/35	583,189

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a) (continued)
$ 535,000	4.000%	12/15/36	$ 605,258
555,000	4.000	12/15/37	627,808
580,000	4.000	12/15/38	656,257
600,000	4.000	12/15/39	679,709
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	857,853
765,000	4.000	01/01/25	822,867
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	887,937
685,000	4.000	12/01/24	735,547
735,000	4.000	12/01/25	804,888
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	980,955
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,135,963
1,825,000	4.000	12/01/38	2,070,502
Will County Community Unit School District No 201-U Crete-Monee GO Bonds Series D (AA/NR)
895,000	5.000	01/01/23	927,780
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(f)
4,770,000	0.000	11/01/23	4,687,742
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	867,027
905,000	5.000	12/30/28	1,094,200
960,000	5.000	12/30/29	1,182,156
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	744,885
700,000	4.000	12/01/31	795,622
700,000	4.000	12/01/32	789,603
725,000	4.000	12/01/33	817,463

			58,164,596

Indiana – 7.5%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	2,033,145
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,449,825
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	875,339
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,132,286
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series A (A+/NR)(a)
585,000	3.000	07/15/33	618,368
Griffith Redevelopment Authority Revenue Bonds (Refunding) Series B (A+/NR)(a)
565,000	3.000	07/15/32	598,528
585,000	3.000	07/15/33	618,368
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	579,227
425,000	5.000	02/01/27	455,958

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a) (continued)
$ 700,000	5.000%		02/01/28	$ 751,036
600,000	5.000		02/01/29	642,642
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	847,884
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	969,969
700,000	4.000	(a)	07/01/32	810,620
700,000	4.000	(a)	07/01/36	803,356
Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	2,271,546
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,081,288
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	605,314
400,000	3.000		08/01/35	426,754
700,000	3.000		08/01/37	744,898
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,066,447
Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000		08/01/30	1,798,912
Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	938,100
910,000	3.000		08/01/30	960,098
940,000	3.000		08/01/31	988,117
485,000	4.000		08/01/32	546,417
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	734,536
500,000	5.000		07/15/31	586,204
500,000	5.000		07/15/32	585,351
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,134,573
750,000	5.000		07/15/31	850,621
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,763,206
1,670,000	3.000		08/01/34	1,809,717

				33,078,650

Iowa – 0.4%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	675,065
525,000	3.000	(a)	06/01/31	560,610
555,000	3.000	(a)	06/01/32	589,265

				1,824,940

Kansas(a) – 0.7%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(e)
700,000	4.000		09/01/25	768,394

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – (continued)
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(e)
$ 1,015,000	5.000%		09/01/25	$ 1,149,637
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,179,047

				3,097,078

Kentucky – 3.6%
Appalachian Regional Healthcare Obligated Group Revenue Bonds(Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	2,101,261
855,000	5.000		07/01/31	1,077,984
1,275,000	5.000	(a)	07/01/32	1,604,495
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,104,889
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	464,821
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,151,237
750,000	5.000	(a)	05/01/28	882,054
915,000	5.000	(a)	05/01/29	1,074,591
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	884,545
Kentucky State Property & Building Commission Series 2018 (AA/A2)
885,000	5.000		04/01/28	1,058,324
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,099,680
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
590,000	5.000		06/01/22	598,768
610,000	5.000		06/01/23	643,219
690,000	5.000		06/01/24	748,795
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,261,383

				15,756,046

Louisiana – 1.7%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	946,775
860,000	3.000		11/01/29	929,027
890,000	3.000		11/01/30	964,559
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	527,973
530,000	4.000		03/01/25	572,034
550,000	4.000		03/01/26	605,075
570,000	4.000		03/01/27	640,887
450,000	4.000	(a)	03/01/28	506,669
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	885,812

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
$ 980,000	4.000%		03/01/28	$ 1,105,465

				7,684,276

Maine – 2.5%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	1,076,195
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,823,587
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,435
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,318,051
835,000	2.050		11/15/25	849,823
1,000,000	2.100		11/15/26	1,021,660
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	848,173
870,000	2.250		11/15/30	875,806
905,000	2.350		11/15/31	911,468
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
145,000	5.000		01/01/23	150,434
470,000	5.000		01/01/24	503,114
215,000	5.000	(a)	01/01/34	241,171
330,000	5.000	(a)	01/01/35	369,744

				11,104,661

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa3)
2,000,000	2.800		03/01/26	2,060,420

Massachusetts – 0.5%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850		06/01/32	917,291
710,000	1.900		12/01/32	676,937
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
300,000	3.050		06/01/22	301,948
310,000	3.250		06/01/23	314,121

				2,210,297

Michigan – 6.1%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	793,742
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	508,513
1,475,000	2.000		11/01/25	1,500,960
500,000	2.000		05/01/26	508,806
1,875,000	2.000		11/01/26	1,906,668
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	535,267
495,000	5.000		07/01/32	592,937

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
$ 380,000	5.000%		07/01/31	$ 455,802
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,375,000	4.000		12/01/30	1,500,927
Hazel Park School District GO Bonds (Refunding) Series 2022 (AA/NR)
925,000	4.000		05/01/23	958,617
1,135,000	4.000		05/01/24	1,203,090
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	988,208
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,154,881
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,690,637
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,140,000
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(e)
750,000	5.000		05/01/25	841,272
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A+/A1)(a)
1,215,000	5.000		08/01/31	1,323,982
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
680,000	3.000		06/01/29	681,462
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	513,688
1,000,000	2.866		10/01/25	1,029,192
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	407,247
470,000	2.550	(a)	04/01/28	482,348
410,000	2.600	(a)	10/01/28	420,836
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,040,433
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,274,968
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	824,953
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	699,416
Zeeland Public Schools GO Bonds Series I (AA/NR)(a)
1,000,000	3.000		05/01/33	1,078,492

				27,057,344

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
255,000	1.700		07/01/26	253,507

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – 1.6%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
$ 1,560,000	4.000%		09/01/33	$ 1,717,351
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	351,620
400,000	5.000		11/01/30	468,548
500,000	5.000		11/01/31	586,207
400,000	5.000		11/01/32	469,821
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,191,306
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	698,797
690,000	1.850		12/01/30	668,637
1,000,000	1.950	(a)	06/01/31	955,813

				7,108,100

Missouri – 1.9%
City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	944,696
1,825,000	4.000		04/01/29	2,042,682
810,000	4.000		04/01/30	913,962
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(e)
500,000	5.000		04/01/22	503,841
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000		12/01/26	2,546,268
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
1,155,000	5.000		03/01/27	1,335,989

				8,287,438

Nebraska – 0.9%
Citry of Omaha Public Facilities Corp.Revenue Bonds Series A (AA+/Aa2)(a)
860,000	3.000		04/15/34	922,772
1,070,000	3.000		04/15/35	1,143,371
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,816,235
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	36,024

				3,918,402

Nevada – 1.4%
City of Las Vegas NV GO Series C (AA/Aa2)(a)
1,335,000	4.000		06/01/29	1,504,182
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	4,749,588

				6,253,770

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – 2.7%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
$ 705,000	4.000%		06/15/26	$ 785,104
500,000	4.000		06/15/27	566,735
500,000	4.000	(a)	06/15/28	563,423
760,000	4.000	(a)	06/15/29	852,233
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
570,000	3.150		06/15/25	587,349
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(f)
1,255,000	0.000		12/15/26	1,157,718
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Refunding-Highway Reimbursment-Garvee NTS) Series A (A+/Baa1)(a)
1,500,000	5.000		06/15/31	1,710,160
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,511,154
1,530,000	4.000		12/01/23	1,613,465
690,000	4.000		12/01/26	767,669
705,000	4.000		12/01/27	796,123
730,000	4.000	(a)	12/01/28	819,604

				11,730,737

New Mexico – 2.3%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	929,058
500,000	4.000		06/01/30	548,639
500,000	4.000		06/01/33	545,792
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
785,000	1.900		03/01/31	759,476
800,000	2.050	(a)	03/01/32	772,725
590,000	2.100	(a)	09/01/32	571,547
The University of New Mexico Series 2001 (AA-/Aa3)(a)(b)(c)(d)
4,265,000	0.060		06/01/26	4,265,000
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,735,923

				10,128,160

New York(a) – 0.7%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	535,480
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	873,993
915,000	2.850		12/01/33	907,373
940,000	3.000		12/01/34	941,445

				3,258,291

North Carolina – 0.7%
County of Hoke NC Revenue Bonds (Refunding) Series 2021 (A+/Aa3)(a)
865,000	3.000		06/01/35	928,721

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
North Carolina – (continued)
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
$ 830,000	3.200%		01/01/29	$ 867,268
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
330,000	4.000		06/01/22	333,384
350,000	4.000		06/01/23	363,255
480,000	4.000	(a)	06/01/25	495,821

				2,988,449

Ohio – 7.5%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	968,628
960,000	4.000		12/01/31	1,045,622
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	599,984
City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000		12/01/32	1,143,543
1,000,000	4.000		12/01/33	1,143,071
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/A1)
995,000	4.000		12/01/25	1,095,477
935,000	5.000		12/01/27	1,116,200
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000		12/01/25	109,744
110,000	5.000		12/01/27	131,047
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000		12/01/31	2,408,303
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	703,773
660,000	3.000		12/01/32	692,761
675,000	3.000		12/01/33	708,186
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	400,400
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	887,315
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	912,226
1,115,000	5.000	(a)	10/01/28	1,325,576
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	675,033
500,000	4.000		12/01/29	535,453
Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
1,295,000	3.000		12/01/30	1,422,643
1,155,000	4.000		12/01/31	1,385,423
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	821,543
2,245,000	4.000		12/01/36	2,539,601
2,170,000	4.000		12/01/37	2,454,391
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (NR/A3)(a)
1,000,000	5.000		05/01/27	1,108,222
1,000,000	5.000		05/01/28	1,107,384

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
$ 1,000,000	5.000%		01/01/24	$ 1,075,990
Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,036,618
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	403,800
Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,132,660
1,060,000	4.000		12/01/31	1,197,679
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	765,274

				33,053,570

Oklahoma – 1.5%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	956,465
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,522,001
1,770,000	4.000	(a)	12/01/30	1,999,587
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,244,020

				6,722,073

Pennsylvania – 11.0%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000		11/15/34	364,489
685,000	3.000		11/15/35	722,940
720,000	3.000		11/15/36	759,060
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	1,867,318
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,409,466
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,166,702
Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,500,000	4.000		02/15/22	1,501,988
1,790,000	4.000		02/15/23	1,850,300
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,731,904
Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000		04/01/33	1,271,428
Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000		10/15/35	848,124
1,300,000	3.000		10/15/36	1,381,586

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
$ 1,000,000	3.000%		10/15/34	$ 1,070,970
Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,000,000	3.000		04/01/34	1,046,509
1,400,000	3.000		04/01/35	1,463,737
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/A1)
500,000	5.000		06/01/26	564,751
525,000	5.000		06/01/27	605,224
525,000	5.000		06/01/28	615,464
535,000	5.000		06/01/29	636,171
425,000	5.000		06/01/30	512,298
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082		03/01/24	1,265,195
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000		08/15/42	538,271
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	790,100
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	339,577
400,000	2.533		12/01/27	406,841
350,000	2.633		12/01/29	356,334
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,652,741
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	553,980
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,127,118
Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,262,829
Salisbury Township PA School District GO Bonds Series A (A/NR)(a)
1,390,000	4.000		02/15/27	1,498,001
Scranton PA School District GO Bonds (Refunding) Series E (AA/A1)(a)
1,000,000	5.000		12/01/32	1,171,851
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,965,780
1,610,000	2.000		09/01/29	1,621,041
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	268,195
225,000	5.000		05/01/29	273,246
400,000	5.000		05/01/30	492,394
375,000	5.000		05/01/31	469,275
325,000	4.000	(a)	05/01/32	369,718
325,000	4.000	(a)	05/01/33	369,529
300,000	4.000	(a)	05/01/34	340,826
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,175,219

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
$ 550,000	4.000%		07/01/25	$ 599,303
520,000	4.000		07/01/27	586,369
400,000	5.000	(a)	07/01/28	467,676
500,000	4.000	(a)	07/01/33	547,993
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,097,105
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	721,236
840,000	4.000	(a)	05/15/27	935,771
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	702,105

				48,356,048

Rhode Island(a) – 1.6%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
1,600,000	5.000		11/01/30	1,939,370
760,000	4.000		11/01/32	871,496
980,000	4.000		11/01/33	1,123,356
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,166,241
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,100,000	2.100		04/01/32	2,005,656

				7,106,119

South Carolina – 0.5%
City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
1,130,000	4.000		10/01/36	1,294,041
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,101,475

				2,395,516

South Dakota – 0.5%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	30,953
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	797,114
825,000	5.000		09/01/24	903,192
605,000	5.000		09/01/25	681,621

				2,412,880

Tennessee – 0.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	600,602
600,000	5.000	(a)	07/01/29	717,063
500,000	5.000	(a)	07/01/30	595,387

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – (continued)
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
$ 155,000	4.050%	01/01/38	$ 159,740

			2,072,792

Texas – 7.9%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/30	1,140,324
1,000,000	4.000	08/15/31	1,137,196
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	817,168
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000	12/01/30	600,168
485,000	4.000	12/01/32	539,242
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000	08/15/33	1,163,550
1,000,000	4.000	08/15/34	1,186,180
1,000,000	4.000	08/15/35	1,173,995
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,050,567
980,000	5.000	09/01/28	1,105,213
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000	07/01/31	1,053,990
City of Dallas TX GO Bonds (Refunding & Improvement) Series 2017 (AA-/NR)
2,000,000	5.000	02/15/26	2,286,666
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000	07/01/29	1,209,679
900,000	5.000	07/01/30	1,107,068
1,200,000	5.000	07/01/31	1,494,271
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,829,568
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,185,032
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	5,824,785
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	334,287
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,082,982
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(f)
1,000,000	0.000	02/15/25	896,254
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
1,350,000	4.000	12/15/32	1,607,931

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
$ 910,000	1.250%	08/15/26	$ 886,008
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	992,809
870,000	4.000	09/01/32	980,535

			34,685,468

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
1,000,000	5.000	07/01/26	1,142,555
Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000	07/01/34	588,179

			1,730,734

Vermont – 0.8%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	323,753
400,000	5.000	06/15/25	441,766
400,000	5.000	06/15/26	450,579
780,000	5.000	06/15/27	896,412
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	469,683
455,000	5.000	06/15/30	539,996
475,000	5.000	06/15/31	568,723

			3,690,912

Washington(a) – 0.8%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(b)(c)(d)
1,505,000	0.060	07/01/32	1,505,000
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)
900,000	3.600	06/01/26	926,818
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	556,284
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
150,000	5.000	10/01/30	181,286
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
330,000	3.450	12/01/30	338,163

			3,507,551

Wisconsin(a) – 0.8%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	579,536
765,000	4.000	03/01/31	850,612
540,000	4.000	03/01/32	599,319

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – (continued)
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
$1,170,000	4.082%	07/01/29	$ 1,283,823

			3,313,290

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $422,053,739)			$429,089,703

Corporate Obligations(a) – 1.1%
Healthcare-Services – 1.1%
Sutter Health (A/A1)
$4,700,000	3.695%	08/15/28	$ 5,011,365

TOTAL CORPORATE OBLIGATIONS (Cost $5,055,038)			$ 5,011,365

Shares	Dividend Rate	Value

Investment Company – 4.2%
State Street Institutional US Government Money Market Fund - Premier Class
18,410,405	0.025%	$ 18,410,405
(Cost $18,410,405)

TOTAL INVESTMENTS – 102.7% (Cost $445,519,182)		$452,511,473

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(11,726,492)

NET ASSETS – 100.0%		$440,784,981

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2022.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(d)	Rate shown is that which is in effect on January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Prerefunded security. Maturity date disclosed is prerefunding date.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.6%
Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%		12/01/31	$ 2,472,116

Alaska(a) – 0.6%
Alaska Housing Finance Corp. Revenue Bond (Refunding) Series B-1 (AA+/Aa1)
2,375,000	2.000		12/01/32	2,260,628

California(b) – 1.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
2,000,000	0.000		07/01/27	1,810,806
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000		08/01/29	2,074,372

				3,885,178

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000		10/01/33	2,223,850

Illinois(a) – 2.6%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250		05/15/39	2,612,413
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900		08/01/31	3,046,697
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)
2,000,000	4.125		02/01/30	2,091,275
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	562,982
500,000	4.000		12/01/35	562,423
500,000	4.000		12/01/36	561,826
515,000	4.000		12/01/37	578,576

				10,016,192

Indiana – 1.6%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
2,000,000	4.000		01/15/35	2,244,347
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	534,120
860,000	3.000		08/01/28	911,062
500,000	3.000	(a)	08/01/33	524,995
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,708,412

				5,922,936

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
$1,280,000	5.000%		08/01/44	$ 1,524,907

Maine(a) – 1.3%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	2,998,600
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)
1,700,000	3.000		11/01/35	1,849,746

				4,848,346

Michigan(a) – 1.2%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950		12/01/28	1,708,584
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	3,008,843

				4,717,427

Missouri – 88.2%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000		08/15/28	853,863
645,000	4.000		08/15/29	720,314
825,000	4.000		08/15/30	915,354
555,000	4.000		08/15/31	613,938
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000		03/01/39	1,361,073
1,000,000	4.000		03/01/40	1,182,277
750,000	4.000		03/01/41	885,305
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000		03/01/27	2,005,828
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000		10/01/33	2,248,673
1,655,000	4.000		10/01/34	1,796,025
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000		06/01/26	761,197
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000		03/01/31	1,029,095
750,000	4.000		03/01/37	849,243
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
730,000	4.000		03/01/25	789,276
745,000	4.000		03/01/26	818,980
915,000	4.000		03/01/28	1,032,806
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000		02/15/22	601,016
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000		10/01/36	1,542,762
1,735,000	4.000		10/01/38	1,879,382
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000		10/01/27	3,604,305
1,850,000	4.000	(a)	10/01/30	2,084,319

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
$ 505,000	3.000%		10/01/30	$ 543,379
520,000	3.000		10/01/31	554,000
550,000	3.000		10/01/33	583,038
570,000	3.000		10/01/34	603,510
City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000		03/01/31	1,198,677
1,230,000	4.000		03/01/34	1,339,286
750,000	4.000		03/01/37	812,204
530,000	4.000		03/01/40	571,507
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A2)(a)
1,000,000	5.000		04/01/35	1,244,999
760,000	5.000		04/01/36	945,233
1,435,000	5.000		04/01/37	1,782,932
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,094,727
1,000,000	4.000		03/01/35	1,092,655
1,000,000	4.000		03/01/36	1,090,174
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000		03/01/33	1,097,220
1,000,000	4.000		03/01/34	1,094,727
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(a)
1,735,000	4.000		03/01/30	1,944,440
Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000		03/01/23	3,266,857
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	520,027
County of Cass MO GO Bonds (Refunding) Series A (AA/NR)
515,000	5.000		09/01/24	563,811
505,000	5.000		09/01/25	568,202
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,719,239
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,199,550
1,100,000	4.000	(a)	04/01/28	1,226,869
County of Greene MO Certificate of Participation Series 2018 (NR/Aa3)(a)
1,000,000	4.000		09/01/31	1,133,975
County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR)
1,485,000	3.000		10/01/25	1,562,902
1,240,000	3.000		10/01/26	1,316,102
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,432,682
1,215,000	5.000		12/01/25	1,376,621
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,279,290
1,200,000	4.000		03/01/33	1,333,056
625,000	4.000		03/01/34	693,335
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	833,475
830,000	5.000	(a)	04/01/30	1,006,593
905,000	5.000	(a)	04/01/31	1,095,816

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)(c)
$1,000,000	5.000%		12/30/26	$ 1,076,216
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	835,905
1,780,000	3.000		12/30/33	1,893,578
Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(a)
1,130,000	5.000		09/01/36	1,350,860
1,000,000	5.000		09/01/37	1,194,309
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	1,017,198
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	1,014,247
985,000	4.000		03/01/32	1,100,323
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
350,000	5.625		03/01/25	351,065
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,759,364
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
2,000,000	4.000		03/01/28	2,205,289
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	406,584
400,000	4.000		02/15/35	463,811
580,000	4.000		02/15/36	671,819
700,000	4.000		02/15/37	809,808
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,651,458
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,500,000	3.250		03/01/38	1,650,932
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	602,477
875,000	3.000		04/01/23	896,534
500,000	3.000		04/01/24	518,536
960,000	3.000	(a)	04/01/26	993,048
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	529,485
900,000	4.000		05/01/25	972,548
700,000	4.000	(a)	05/01/27	773,692
630,000	4.000	(a)	05/01/29	693,314
675,000	4.000	(a)	05/01/30	741,960
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	947,541
580,000	4.000		03/01/30	647,906
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,265,279
1,000,000	5.500		03/01/36	1,265,035

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/Aa3)
$ 550,000	5.000%		12/01/23	$ 585,806
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	477,417
575,000	3.250		04/15/30	578,868
550,000	3.300		04/15/31	553,642
700,000	3.375		04/15/32	705,292
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
550,000	4.000		03/01/22	551,630
525,000	4.000		03/01/23	543,079
480,000	4.000		03/01/24	508,063
100,000	3.000		03/01/27	107,099
200,000	4.000	(a)	03/01/30	227,163
165,000	4.000	(a)	03/01/31	187,230
180,000	4.000	(a)	03/01/32	203,980
200,000	4.000	(a)	03/01/33	226,686
Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)
2,020,000	4.000		03/01/26	2,240,064
1,365,000	4.000	(a)	03/01/28	1,537,610
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)(a)
1,000,000	5.000		12/01/25	1,108,848
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,345,000	4.000		12/01/26	1,485,602
1,455,000	4.000		12/01/28	1,599,636
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(a)
595,000	4.250		12/01/23	610,772
Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000		03/01/31	785,431
1,575,000	4.000		03/01/32	1,826,454
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,357,676
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	16,515
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,711,472
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	621,640
605,000	3.000		04/01/30	638,741
420,000	3.000		04/01/31	440,070
460,000	3.000		04/01/33	480,286
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(a)
1,895,000	5.000		02/15/27	2,038,481
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR)
480,000	2.200		02/15/23	482,530
450,000	2.318		02/15/24	451,986
500,000	2.378		02/15/25	500,516
1,020,000	2.558		02/15/26	1,025,455

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR) (continued)
$ 815,000	2.844%		02/15/28	$ 821,348
825,000	2.894		02/15/29	827,979
Joplin MO Schools GO Buildings - Series 2020 (AA+/NR)(a)
3,285,000	3.000		03/01/35	3,460,209
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa3)(a)
5,425,000	4.500		02/01/24	5,442,546
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000		03/01/34	1,457,265
1,950,000	4.000		03/01/35	2,223,703
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	2,992,034
1,370,000	5.000		03/01/29	1,639,495
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,139,541
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,038,907
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A2)(a)
760,000	5.000		09/01/31	770,475
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
1,000,000	5.000		09/01/27	1,187,266
1,000,000	5.000	(a)	09/01/31	1,180,217
Lebanon MO Reorganized School District No R-3 Go Bonds (Refunding) Series 2022 (A/NR)(a)
1,385,000	3.000		03/01/31	1,492,930
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,073,084
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
940,000	4.000		03/01/28	1,050,727
1,055,000	4.000		03/01/29	1,176,662
500,000	4.000		03/01/30	555,907
Maplewood-Richmond Heights MO School District GO Bonds (Refunding) Series A (AA-/NR)(a)
1,000,000	3.000		03/01/40	1,041,233
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds (Taxable-Refunding) Series C (AAA/NR)(a)
3,000,000	2.514		05/01/28	3,115,794
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)(c)
485,000	5.000		05/01/42	490,574
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,029,639

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
$ 640,000	5.000%		01/01/25	$ 706,638
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,346,154
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	1,017,338
990,000	4.000	(a)	04/01/32	1,118,194
1,095,000	4.000	(a)	04/01/33	1,232,324
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	402,065
425,000	5.000		04/01/31	427,987
475,000	5.000		04/01/32	478,347
500,000	5.000		04/01/33	503,531
500,000	5.000		04/01/34	503,540
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,015,000	4.000		04/01/26	1,078,266
635,000	2.000		04/01/27	643,591
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	848,625
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000		01/01/30	657,673
775,000	5.000		01/01/31	856,633
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,506,757
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000		10/01/25	673,392
640,000	5.000		10/01/26	735,915
2,030,000	5.000		10/01/27	2,385,644
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	793,572
800,000	5.000		09/01/38	946,429
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,557,115
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,809,530
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,000,000	5.000		12/01/33	1,106,811
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000		12/01/31	1,524,224

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
$ 950,000	5.000%	06/01/34	$ 1,113,013
1,100,000	5.000	06/01/37	1,285,077
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,345,830
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,346,363
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
400,000	2.400	11/01/30	402,898
385,000	2.500	05/01/31	390,811
405,000	2.550	11/01/31	411,904
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
320,000	3.550	11/01/30	326,649
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
305,000	3.050	11/01/28	318,891
265,000	3.150	11/01/29	276,716
310,000	3.250	11/01/30	324,264
Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(a)
3,750,000	5.000	11/15/32	4,233,460
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,499,593
1,000,000	3.000	04/01/41	1,020,812
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	558,281
800,000	4.000	03/01/34	892,421
North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(a)
2,445,000	3.000	03/01/30	2,642,028
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(a)
2,750,000	4.000	06/01/26	2,778,478
2,925,000	4.000	06/01/27	2,955,584
1,000,000	4.000	06/01/28	1,010,490
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	528,567
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000	03/01/30	1,033,885
1,000,000	4.000	03/01/34	1,033,005
1,500,000	4.000	03/01/35	1,548,683
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000	03/01/36	428,071
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000	03/01/37	1,167,118
1,000,000	4.000	03/01/38	1,162,988
750,000	4.000	03/01/39	870,887

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO R-3 School District Building Corp. GO Bonds (School Project) Series 2021 (AA/NR)(a)
$1,995,000	5.000%		03/01/33	$ 2,566,197
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,005,454
550,000	4.000		04/01/28	553,225
800,000	4.000		04/01/29	804,143
1,475,000	4.000		04/01/30	1,483,648
Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	666,980
1,600,000	3.000		03/01/35	1,703,794
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	226,786
410,000	3.450		07/01/32	412,703
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,630,685
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A-/A2)
500,000	5.000		07/01/27	588,558
1,000,000	5.000		07/01/28	1,201,878
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,016,312
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,307,069
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	595,362
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,429,842
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,665,044
1,220,000	5.000	(a)	07/01/28	1,427,527
1,400,000	5.000	(a)	07/01/30	1,627,468
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,000,000	4.000		05/01/26	1,037,759
1,405,000	4.000		05/01/27	1,457,694
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,284,689
1,340,000	5.000	(a)	04/01/23	1,350,183
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	538,782
475,000	4.000		11/01/35	544,009
815,000	4.000		11/01/36	932,547
845,000	4.000		11/01/37	966,642
920,000	4.000		11/01/38	1,050,816
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,850,000	2.125		04/01/39	2,571,931
St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
1,570,000	3.000		07/15/32	1,685,275
1,615,000	3.000		07/15/33	1,729,806
1,665,000	3.000		07/15/34	1,779,832

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
$1,000,000	4.000%		12/01/31	$ 1,093,912
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,211,869
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
1,000,000	4.000		04/01/35	1,104,892
2,000,000	4.000		04/01/36	2,207,708
2,515,000	4.000		04/01/37	2,769,679
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,918,784
1,930,000	4.000		04/01/26	1,995,678
2,010,000	4.000		04/01/27	2,078,163
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,080,255
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,745,346
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(a)
1,280,000	5.000		07/01/23	1,301,618
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
800,000	3.000		04/01/22	803,448
800,000	3.000	(a)	04/01/23	802,672
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,155,818
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,469,403
1,390,000	5.000		04/15/26	1,589,086
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,075,296
2,595,000	4.000	(a)	02/15/35	2,787,973
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000		03/15/39	1,969,983
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,104,827
1,000,000	4.000		04/01/30	1,103,546
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,899,898
1,840,000	4.000		03/01/34	2,021,950
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000		06/01/25	889,219
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,936,784
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	389,914
535,000	4.000		03/01/26	590,587

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR) (continued)
$ 555,000	4.000%		03/01/27	$ 624,311
450,000	4.000	(a)	03/01/35	497,124
500,000	4.000	(a)	03/01/37	542,988
755,000	4.000	(a)	03/01/39	818,021
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	524,649
560,000	3.000		03/01/37	587,198
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,678,505
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	568,161
890,000	4.000		03/01/33	1,010,960
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,259,481
1,000,000	4.000	(a)	08/01/26	1,087,544
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,845,261
2,095,000	0.000		03/01/27	1,864,372
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
3,200,000	4.000		03/01/29	3,529,802
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,945,756
1,800,000	4.000		04/01/33	1,933,850
1,800,000	4.000		04/01/34	1,932,695
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/A1)
565,000	5.000		04/01/24	610,748
990,000	4.000	(a)	04/01/25	1,047,985

				336,836,958

North Dakota(a) – 0.7%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,360,348
210,000	3.150		01/01/36	214,404

				2,574,752

Ohio(a) – 0.7%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
1,500,000	2.000		12/01/31	1,444,982
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000		12/01/35	748,212
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	648,745

				2,841,939

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $372,227,701)				$380,125,229

Shares	Dividend Rate	Value

Investment Company – 0.5%
State Street Institutional US Government Money Market Fund - Premier Class
2,026,655	0.025%	$ 2,026,655
(Cost $2,026,655)

TOTAL INVESTMENTS – 100.1% (Cost $374,254,356)		$382,151,884

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(389,053)

NET ASSETS – 100.0%		$381,762,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 97.7%
Alabama(a) – 1.3%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%	12/01/35	$ 1,091,011
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000	12/01/31	1,236,058

			2,327,069

California(b) – 2.6%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
670,000	0.000	07/01/27	606,620
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000	08/01/28	1,767,031
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	2,204,975

			4,578,626

Georgia(a) – 0.5%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000	06/15/34	930,287

Illinois(a) – 1.7%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000	01/01/33	1,129,414
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000	12/01/36	1,915,830

			3,045,244

Indiana – 3.1%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000	01/15/35	493,756
Greene County Hospital Association (Lease Rental Revenue Refunding) Series 2021 (A+/NR)(a)
1,415,000	3.000	08/01/37	1,470,837
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)(a)
550,000	3.000	08/01/34	576,231
Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)(a)
1,050,000	4.000	07/15/30	1,197,970
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000	08/01/31	1,656,713

			5,395,507

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – 82.2%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
$3,425,000	5.000%		12/01/22	$ 3,549,211
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	660,266
585,000	5.000		09/01/28	703,380
415,000	5.000	(a)	09/01/29	504,236
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	874,860
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	954,339
Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,529,796
1,600,000	3.000		09/01/34	1,744,508
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,125,914
500,000	4.000		09/01/31	561,537
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,512,235
1,305,000	4.000	(a)	09/01/28	1,479,005
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,095,749
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	667,492
600,000	4.000		12/01/29	677,908
650,000	4.000		12/01/30	729,784
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	746,977
740,000	4.000	(a)	09/01/28	842,924
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
305,000	3.000		09/01/22	309,214
525,000	3.000		09/01/23	541,135
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,345,180
1,000,000	3.000		11/01/30	1,065,852
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (NR/NR)(a)(c)
2,000,000	5.000		11/15/22	2,068,371
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	567,831
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	524,913
350,000	3.000		10/01/28	369,182
300,000	3.000		10/01/29	315,401
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	608,951
445,000	3.000		08/01/28	477,289
525,000	3.000		08/01/29	560,835
650,000	3.000		08/01/32	695,225
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	2,021,895

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
County of Sumner KS Series 2021 AGM (AA/NR)(a)
$ 925,000	3.000%		10/01/34	$ 1,007,331
955,000	3.000		10/01/35	1,037,690
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,668,032
1,000,000	5.000		08/01/44	1,191,333
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	401,065
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,169,880
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,699,312
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000		09/01/25	2,797,638
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,108,788
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
310,000	5.000	(c)	12/01/25	353,602
380,000	4.000		12/01/26	419,724
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)(c)
865,000	3.661		09/01/25	924,151
Goddard KS GO Bonds Series 2019-1 (SP-1+/NR)(a)
1,000,000	3.000		12/01/22	1,002,090
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	1,120,241
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,160,069
1,000,000	3.500	(a)	09/01/30	1,061,123
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000		09/01/33	1,102,724
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	2,265,528
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,017,762
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,466,963
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,629,703
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,113,479
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,115,833

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
$ 630,000	4.000%		10/01/30	$ 704,364
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(c)
1,000,000	4.000		10/01/25	1,101,493
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
700,000	4.000		04/01/22	704,057
945,000	4.000		04/01/23	978,165
545,000	4.000		04/01/24	576,440
1,000,000	4.000		04/01/25	1,078,221
350,000	4.000		04/01/26	384,305
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450		04/01/27	608,640
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
2,770,000	5.000		11/15/32	2,804,946
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Kansas University Project) Series A (NR/Aa3)(a)
1,910,000	2.000		05/01/31	1,915,466
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Wichita University Project) Series L (NR/Aa3)(a)
2,685,000	3.000		06/01/35	2,834,257
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000		09/01/29	1,411,115
1,110,000	5.000		09/01/34	1,251,823
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000		11/01/32	1,998,434
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000		03/01/31	2,094,547
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000		04/01/30	1,046,401
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,715,000	5.000		07/01/32	2,017,852
1,335,000	4.000		07/01/37	1,480,526
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
500,000	4.000	(c)	09/01/26	558,860
1,165,000	4.000		09/01/31	1,293,920
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000		09/01/22	509,918
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000		09/01/26	1,107,852
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,180,419
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
500,000	3.000		09/01/38	527,652
250,000	3.000		09/01/39	263,353

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a) (continued)
$ 380,000	3.000%		09/01/40	$ 399,504
400,000	3.000		09/01/41	419,790
Montezuma Unified School District No. 371 (Refunding) Series 2021 (A/NR)(a)
1,850,000	3.000		09/01/41	1,925,391
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000		09/01/27	1,592,267
1,180,000	3.000		09/01/28	1,206,180
Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	605,220
350,000	3.000		09/01/38	371,128
575,000	3.000		09/01/41	605,253
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)(c)
1,930,000	4.000		09/01/22	1,968,854
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	183,035
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,939,931
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(c)
1,885,000	5.000		09/01/25	2,135,039
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,173,259
1,000,000	4.000		10/01/31	1,182,389
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	1,018,971
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
1,500,000	4.000	(c)	09/01/24	1,610,546
800,000	4.000		09/01/25	858,746
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,566,176
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,450,955
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	321,617
715,000	4.000	(a)	09/01/29	811,567
Sedgwick County KS Unified School District No. 268 GO Bond (Refunding) Series B (A+/NR)
885,000	3.000		09/01/28	953,316
Sedgwick County KS Unified School District No. 268 GO Bond (Taxable-Refunding) Series A (A+/NR)
440,000	1.740		09/01/28	430,417
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,025,920
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,121,793

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(c)
$ 700,000	4.000%		09/01/25	$ 768,395
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	528,111
1,000,000	4.000		09/01/31	1,088,158
1,065,000	5.000		09/01/32	1,197,492
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000		09/01/22	441,367
450,000	3.000		09/01/23	465,125
490,000	3.000		09/01/25	520,578
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	675,890
650,000	4.000		09/01/30	728,157
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000		09/01/23	1,941,983
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	990,336
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,190,809
1,250,000	5.000	(a)	09/01/32	1,479,669
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,801,299
1,930,000	5.000	(a)	09/01/48	2,292,304
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
460,000	3.000		07/01/22	464,825
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	539,511
515,000	4.000		07/01/27	574,768
555,000	4.000		07/01/29	631,590
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	670,137
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	1,025,936
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,177,878
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	445,993
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,770,240
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)(c)
525,000	5.000		09/01/22	538,608
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,095,314
1,000,000	4.250		09/01/39	1,068,412

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
$1,000,000	3.000%	09/01/37	$ 1,039,117
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(c)
500,000	5.500	09/01/26	590,850

			145,318,598

Michigan(a) – 1.0%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,668,433

Missouri – 1.5%
Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
435,000	3.000	04/01/33	454,153
475,000	3.000	04/01/36	492,198
City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
300,000	3.000	04/01/23	306,327
305,000	3.000	04/01/24	314,982
315,000	3.000	04/01/25	328,344
325,000	3.000	04/01/26	340,583
335,000	3.000	04/01/27	353,042

			2,589,629

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	1,052,305

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,070,147

Texas(a) – 1.3%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,135,841
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa3)
1,090,000	4.000	08/01/35	1,202,231

			2,338,072

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	698,685
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	515,746

			1,214,431

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,103,002

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $168,225,026)			$172,631,350

Shares	Dividend Rate	Value

Investment Company – 0.9%
State Street Institutional US Government Money Market Fund - Premier Class
1,688,460	0.025%	$ 1,688,460
(Cost $1,688,460)

TOTAL INVESTMENTS – 98.6% (Cost $169,913,486)		$174,319,810

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		2,422,848

NET ASSETS – 100.0%		$176,742,658

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
COPS	— Certificates of Participation
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2022:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$190,104,224	$—	$—
Investment Company	4,102,382	—	—
Exchange Traded Fund	5,918,863	—	—
Total	200,125,469	—	—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$334,311,910	$—	$—
Exchange Traded Fund	5,738,250	—	—
Investment Company	2,389,441	—	—
Total	342,439,061	—	—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$241,858,459	$—	$—
Exchange Traded Fund	7,764,768	—	—
Investment Company	6,643,865	—	—
Total	$256,267,092	$—	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$1,042,410	$562,936,815	$—
Mortgage-Backed Obligations	—	167,433,104	—
Asset-Backed Securities	—	217,283,687	—
Municipal Bond Obligations	—	122,602,617	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	94,691,180	17,595,971	—
Investment Company	12,804,423	—	—
Total	108,538,013	1,087,852,194	—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$888,257	$—
Mortgage-Backed Obligations	—	34,413,844	—
U.S. Treasury Obligations and/or other U.S Government Agencies	17,896,095	5,534,356	—
Investment Company	693,748	—	—
Total	$18,589,843	$40,836,457	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$429,089,703	$—
Corporate Obligations	—	5,011,365	—
Investment Company	18,410,405	—	—
Total	$18,410,405	$434,101,068	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$380,125,229	$—
Investment Company	2,026,655	—	—
Total	$2,026,655	$380,125,229	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$172,631,350	$—
Investment Company	1,688,460	—	—
Total	$1,688,460	$172,631,350	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risks — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in `a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and The Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.